As filed with the Securities and Exchange Commission on August 13, 2026

Securities Act File No. 333-[●]
1940 Act File No. 811-24209

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐	Amendment No.

StartEngine Tech Growth Fund
(Exact Name of Registrant as Specified in Charter)

4100 West Alameda Ave
3rd Floor
Burbank, California 91505
(Address of Principal Executive Offices)

800-469-5785
(Registrant’s Telephone Number)

Howard Marks

4100 West Alameda Ave

3rd Floor

Burbank, California 91505
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

☒	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until such Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

PRELIMINARY PROSPECTUS

Subject to completion, dated August 13, 2026

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

StartEngine Tech Growth Fund

Prospectus

[●], 2026

StartEngine Tech Growth Fund (the “Fund”) is a newly-organized Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company that operates as a “tender offer fund.” The Fund is currently offering its shares of beneficial interest (“Shares”) at net asset value (“NAV”).

Investment Objective. The Fund’s investment objective is to provide long-term capital appreciation through an actively-managed portfolio that provides investors with exposure to private, venture-backed companies, with a primary focus on mid- to late-stage private growth companies. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without approval of Fund shareholders (“Shareholders”).

Investment Strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of technology and technology-related companies (“technology companies”) and other investments that have economic characteristics similar to investments in technology companies. For this purpose, securities of technology companies include equity and debt securities of private and public companies operating in the information technology and telecommunication services sectors as well as technology-related companies in other sectors and industries, including: advertising (AdTech); sales and marketing technology; media; biotechnology (BioTech); health care equipment and supplies; health care technology; pharmaceuticals; artificial intelligence; data and analytics; design tech; education technology (EdTech); financial services technology (FinTech); real estate technology (PropTech); gaming; internet services; manufacturing technology; entertainment; mapping; payments; privacy & security; science and engineering; energy and sustainability technology; energy equipment and services; technology hardware, storage and peripherals; software; electronic equipment, instruments and components; communications equipment; semiconductors and semiconductor equipment; agriculture; transportation; commercial services and supplies; chemicals; synthetic materials; aerospace and defense; and nanotechnology.

In seeking to achieve its investment objective, the Fund will invest over time in private and public technology companies, directly or indirectly, with a primary focus on the equity securities (e.g., common stock, preferred stock, and convertible debt) of selected privately held, mid-to-late-stage, growth companies (“Portfolio Companies”), or other investments (including exchange-traded funds and other pooled investment vehicles) that have economic characteristics similar to investments in technology companies. Earlier mid-stage growth companies are privately held companies that typically have met certain key development milestones (e.g., first customer orders or first revenue shipments) and have some product or service revenue, but are still operating at a loss. Later mid-stage growth companies are privately held companies that typically have product or service revenue and have recently achieved breakthrough measures of financial success, such as operating profitability or break-even or positive cash flows. Late- stage companies are publicly and privately held companies that have typically demonstrated sustainable business operations and generally have a well-known product or service with a strong market presence. Late-stage companies have generally reached a point of meaningful revenue generation from their core business operations with strong financial indicators of product-market fit. Late-stage companies that are privately held may also be referred to as “pre-IPO companies” (i.e., companies that we believe to be in their last few financing rounds before an initial public offering (“IPO”) or an exit event such as a sale or merger) and have previously been funded primarily by private institutional investors through pooled investment vehicles (commonly referred to as venture capital funds) and other institutional investment groups (“venture-backed companies”).

Investing in privately held, mid-to-late-stage technology companies can offer the potential to capture more upside potential than investments in the securities of technology companies that are already publicly traded. The Fund’s portfolio management team seeks to capture this value accretion, or what may be referred to as a private-public valuation arbitrage, by investing primarily in Portfolio Companies that it believes have high growth potential.

The Fund generally seeks to invest in primary and secondary offerings of Portfolio Companies with the goal of remaining invested until a liquidity event occurs, including but not limited to an IPO of the Portfolio Company’s shares, another round of private fund raising, or a sale or merger of the Portfolio Company. This investment strategy is generally referred to as “Buy and Hold.” The Fund may choose to sell its investment in a Portfolio Company upon the occurrence of a liquidity event, such as an IPO or a merger or acquisition transaction, with respect to the Portfolio Company. The Fund may also, however, determine to continue to hold its investment in a Portfolio Company following a liquidity event, including an IPO.

While all investing involves risk, investments in mid-to-late-stage companies involve an extremely high degree of risk given their shorter operating histories relative to established public companies, the companies’ need for additional capital to maintain growth, and the general illiquidity of their securities. The private companies in which the Fund invests may have limited financial resources and may be unable or unwilling to meet their obligations with their existing working capital, which may lead to equity financings that dilute the Fund’s holdings, bankruptcy or liquidation, and consequently the reduction or loss of the value of the Fund’s portfolio investment. There generally will be little or no publicly available information regarding the status and prospects of potential and current Portfolio Companies. Private companies are generally not subject to U.S. Securities and Exchange Commission (“SEC”) reporting requirements, are not required to maintain accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Fund’s Adviser (defined below) may not have access to timely or accurate information about the business, financial condition, and results of operations of the private companies in which the Fund invests.

The Fund intends to primary invest in U.S. domestic Portfolio Companies, but may to a lesser extent invest in non-U.S. Portfolio Companies. The Fund will make investments in the securities of Portfolio Companies the Fund reasonably believes it can readily fair value. The Fund’s holdings of securities in Portfolio Companies may require several years to appreciate in value, and there is no assurance that such appreciation will occur. Due to the illiquid nature of certain of the Fund’s investments and transfer restrictions to which private securities are typically subject, the Fund may be unable to sell these securities at times when the Adviser deems it necessary to do so (e.g., to fund repurchases of the Fund’s shares or to come back into compliance with portfolio limitations), or at all. The equity securities in Portfolio Companies in which the Fund invests will often be subject to drag-along rights, which permit a majority stockholder in the company to force minority stockholders to join a company sale (which may be at a price per share lower than the Fund’s cost basis in the securities). In addition, the Fund’s investments in Portfolio Companies will often be subject to lock-up provisions that prohibit the Fund from selling its equity investments into the public market for specified periods of time after IPOs of the Portfolio Company, typically 180 days. As a result, the market price of securities held by the Fund may decline substantially before the Fund is able to sell the securities following an IPO.

Additionally, because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses, and the Adviser, as defined below, may not be able to obtain all of the material information that would be generally available for public company investments. Private companies are generally not subject to U.S. Securities and Exchange Commission (“SEC”) reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Investors in the Fund need to understand that such companies carry a high degree of investment risk because many of these firms may fail or not achieve their performance or financial objectives. There is no guarantee that the Fund’s investments in Portfolio Companies will increase in value, and the market value of the Fund’s investments may decline substantially before the Fund is able to sell them, resulting in significant losses to the Fund and its shareholders.

In addition to the risks discussed above and elsewhere in this prospectus, an investment in the Fund is subject to the following risks as a result of being a non-listed, closed-end fund:

●	Fund shares are not listed on any securities exchange and it is not anticipated that a secondary market for Shares will develop. Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s declaration of trust and bylaws. Although the Fund may offer to repurchase Shares from time to time, Shares will not be redeemable at a Shareholder’s option nor will they be exchangeable for Shares or shares of any other fund. As a result, an investor may not be able to sell or otherwise liquidate the Shareholder’s Shares. Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment and for whom an investment in the Fund does not constitute a complete investment program.
●	If a Shareholder is able to sell Shares owned by the Shareholder outside the repurchase process, the Shareholder likely will receive less than the then-current NAV per Share.
●	There is no assurance that distributions paid by the Fund will be maintained at a certain level or that dividends will be paid at all.
●	The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to Shareholders (as defined below) through distributions will be distributed after payment of fees and expenses.
●	A return of capital to Shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Investing in Shares is speculative and involves substantial risks. You should purchase Shares of the Fund only if you can afford a complete loss of your investment. See the “Risks” section of this prospectus for more information about the primary risks involved with the Fund’s investments.

Share Repurchases. The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund operates as a closed-end tender offer fund. This means that the Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Fund intends, but is not obligated, to conduct semiannual (i.e., twice a year) repurchase offers in the sole discretion of the Board, with the first such repurchase offer expected to be in 2028; provided, that it is not expected that any such repurchase offers will be for more than 5% of the Fund’s net assets. Furthermore, such Any repurchases of Shares will be made to all holders of Shares, at such times and on such terms as may be determined by the Board from time to time in its sole discretion. The Adviser will not recommend to the Board that the Fund conduct a repurchase offer during any period of time when the Adviser believes that conducting such a repurchase offer would not be in the best interests of the Fund and its shareholders, and there may be extended periods of time when the Fund does not conduct a repurchase offer. Notwithstanding the foregoing, no assurance can be given that these repurchases will occur as contemplated or at all.

Potential Future Listing of Fund Shares on an Exchange. The Fund anticipates that, in the future, it may seek to list its Shares on the New York Stock Exchange (the “Exchange”) and convert from a tender offer fund with limited liquidity into a listed closed-end fund. The Adviser presently expects that it will ask the Board to approve the listing of Fund Shares on the Exchange at such time as the Fund reaches $200 million in NAV. Should Shares in the future be listed on the Exchange, Shareholders (after a lock-up period) would have the ability to sell their Shares in the secondary market on the exchange at any time during market hours.

While the Adviser presently expects to recommend to the Board that Fund Shares be listed on the Exchange should the Fund reach $200 million in NAV, there is no assurance that the Fund will ever reach $200 million in NAV. Moreover, even if the Fund were to reach $200 million in NAV in the future, the Adviser may at that time determine not to recommend to the Board that Shares be listed on an exchange, or the Board may determine not to approve of such listing. The Adviser may also determine to recommend, and the Board may approve, the listing of the Fund’s Shares on the Exchange prior to the Fund reaching $200 million in NAV.

There is no assurance that Fund Shares will ever be listed on the Exchange or any other exchange.

Leverage. The Fund may use leverage to provide additional funds to support its investment activities. The Fund may incur entity level debt, including unsecured and secured credit facilities from certain financial institutions and other forms of borrowing (collectively, “Borrowings”) and is limited to 33 1/3 % of the Fund’s total assets (i.e., for every dollar of indebtedness from Borrowings, the Fund is required to have at least three dollars of assets).

The Adviser. The Fund’s investment adviser is StartEngine Advisors LLC (the “Adviser”), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Subject to the supervision of the Board, the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.

Fund Shares. The Fund is currently offering its Shares on a continuous basis at NAV. The minimum initial investment for Shares of the Fund is $[1,000]. Subsequent investments may be made in any amount. The Fund reserves the right to modify or waive the minimum purchase requirement at any time. Shares are being offered by the Fund at an offering price equal to the Fund’s NAV per Share next determined following receipt of a purchase order in good order. Shares are not subject to sales charges. The Fund is not required to sell any specific number or dollar amount of the Fund’s Shares, but will use its “best efforts” to sell the Shares. No arrangements have been made to place proceeds in an escrow, trust, or similar account. The Fund intends to distribute its shares primarily through the Fund’s web application (“Web App”) available online at www.[●].com.

Fund Shares are sold at an offering price equal to the Fund’s then current NAV per Share. The Fund currently offers one class of Shares on a continuous basis. The Fund may offer additional classes of Shares in the future. The Fund may apply for exemptive relief from the SEC that would permit the Fund to issue multiple classes of Shares; there is no assurance, however, that the relief would be granted. Until such exemptive order is granted and the Fund registers a new Share class, the Fund will only offer one class of Shares.

Public Offering Price	At current NAV(1)
Initial Sales Charge (Load)	None(2)
Proceeds to the Fund (Before Expenses)	Amount invested at current NAV(3)

(1)	Shares will initially be offered at an initial public offering price of $[20] per Share, and thereafter will be offered on a continuous basis at NAV per Share. See “Plan of Distribution” for additional information.

(2)	Shares are not subject to any initial sales charges.

(3)	[The Fund’s organization and offering costs for its initial 12-month period after launch are estimated to be approximately $[●]. The Fund will continue to incur ongoing offering costs associated with the Fund’s continuous offering of Shares. Organizational and offering costs of the Fund paid by the Adviser– including with respect to marketing the Fund’s Shares – are generally subject to reimbursement by the Fund, subject to the Fund’s expense limitation agreement. See the “Fund Expenses” section of this prospectus for more information.]

This prospectus sets forth concisely important information about the Fund that you should know before deciding whether to invest in the Shares. Please read this prospectus in its entirety before investing and keep it for future reference. The Fund has filed with the SEC a statement of additional information dated as of the date of this prospectus, as may be amended (“SAI”), containing additional information about the Fund. The SAI is incorporated by reference in its entirety into this prospectus.

The Fund will also file annual, semiannual and quarterly reports and other information about the Fund with the SEC. This information and the SAI will be available free of charge by contacting us at [●], by calling us toll-free at [●], by emailing us at [●], or by accessing the Fund’s Web App online at www.[●].com. See “Plan of Distribution.” You may also contact us to request additional information about the Fund and to make shareholder inquiries through the Web App or by using the mailing address, telephone number, or email address listed above. The Fund’s SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

You should not construe the contents of this prospectus as legal, tax or financial advice. You should consult with your own professional advisors as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

The Fund’s Shares do not represent a deposit or an obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Prospectus Summary

This is only a summary of certain information contained in this prospectus relating to the Fund. This summary does not contain all of the information that you should consider before investing in our shares. You should review the more detailed information contained elsewhere in this prospectus and in the Statement of Additional Information (the “SAI”) prior to investing.

The Fund

StartEngine Tech Growth Fund (the “Fund”) is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund currently continuously offers its shares of beneficial interest (“Shares”). The Fund intends to elect and intends to qualify to be taxed as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

The Offering

The Fund is offering an unlimited number of Shares on a continuous basis at net asset value (“NAV”) per Share after receipt of the purchase in good order.

Minimum Investment

The minimum initial investment for Fund Shares is $[1,000], with a $[50] minimum for subsequent investments. There is no minimum for additional Share purchases made pursuant to the Fund’s dividend reinvestment plan. The Fund may waive or reduce these minimums in the discretion of the Adviser based on the Adviser’s consideration of various factors, including the investor’s overall relationship with the Adviser or any of its affiliates. The Fund, in the sole discretion of the Adviser, may also aggregate the accounts of affiliated investors for purposes of determining satisfaction of these minimum investment amounts.

Investment Objective

The Fund’s investment objective is to provide long-term capital appreciation through an actively-managed portfolio that provides investors with exposure to private, venture-backed companies, with a primary focus on mid- to late-stage private growth companies.

There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Trustees (the “Board”) without approval of the Fund’s shareholders (“Shareholders”).

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of technology and technology-related companies (referred to herein as “technology companies”) and other investments that have economic characteristics similar to investments in technology companies. For this purpose, securities of technology companies include equity and debt securities of private and public companies operating in the information technology and telecommunication services sectors as well as technology-related companies in other sectors and industries, including: advertising (AdTech); sales and marketing technology; media; biotechnology (BioTech); health care equipment and supplies; health care technology; pharmaceuticals; artificial intelligence; data and analytics; design tech; education technology (EdTech); financial services technology (FinTech); real estate technology (PropTech); gaming; internet services; manufacturing technology; entertainment; mapping; payments; privacy & security; science and engineering; energy and sustainability technology; energy equipment and services; technology hardware, storage and peripherals; software; electronic equipment, instruments and components; communications equipment; semiconductors and semiconductor equipment; agriculture; transportation; commercial services and supplies; chemicals; synthetic materials; aerospace and defense; and nanotechnology.

The Fund seeks to achieve its investment objective by investing in private and public technology companies directly or indirectly, with a primary focus on the equity securities (e.g., common stock, preferred stock and convertible debt) of certain privately held, mid-to-late-stage, growth companies (“Portfolio Companies”), or other investments (including exchange-traded funds and other pooled investment vehicles) that have economic characteristics similar to investments in technology companies.

Earlier mid-stage growth companies are privately held companies that typically have met certain key development milestones (for example, first customer orders or first revenue shipments) and have some product or service revenue, but are still operating at a loss. Later mid-stage growth companies are privately held companies that typically have product or service revenue and have recently achieved breakthrough measures of financial success, such as operating profitability or break-even or positive cash flows. Late-stage companies are publicly and privately held companies that have typically demonstrated sustainable business operations and generally have a well-known product or service with a strong market presence. Late-stage companies have generally reached a point of meaningful revenue generation from their core business operations with strong financial indicators of product-market fit. Late-stage companies that are privately held may also be referred to as “pre-IPO companies” (i.e., companies that are typically in their last few financing rounds before an initial public offering (“IPO”) or an exit event such as a sale or merger) and have previously been funded primarily by private institutional investors through pooled investment vehicles (commonly referred to as venture capital funds) and other institutional investment groups (“venture-backed companies”).

The ability to invest in privately held, mid-to-late-stage technology companies can offer the potential to capture more upside potential than investments in the securities of technology companies that are already publicly traded. The Fund’s portfolio management team seeks to capture this value accretion, or what may be referred to as a private-public valuation arbitrage, by investing primarily in Portfolio Companies that they believe have high growth potential.

The Fund generally seeks to invest in primary and secondary offerings of Portfolio Companies with the goal of remaining invested until a liquidity event occurs, including but not limited to a public offering of the Portfolio Company’s shares, another round of private fund raising, or a sale or merger of the Portfolio Company. Upon the occurrence of a liquidity event with respect to a Portfolio Company, such as an initial public offering or a merger or acquisition transaction, the Fund may or may not choose to sell its investment in the Portfolio Company. Notwithstanding the occurrence of such a liquidity event, the Fund may continue to hold securities of Portfolio Companies after those companies have gone public. This investment strategy is generally referred to as “Buy and Hold.”

Notwithstanding the foregoing, investments in mid-to-late-stage companies involve a considerable amount of risk given their shorter operating history relative to established public companies, the businesses’ need for additional capital to maintain growth, and the general illiquidity of their securities. The Portfolio Companies in which the Fund invests may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings that dilute the Fund’s holdings, bankruptcy or liquidation, and consequently the reduction or loss of the value of the Fund’s portfolio investment. Additionally, because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses, and the Adviser may not be able to obtain all of the material information that would be generally available for public company investments. Private companies are generally not subject to U.S. Securities and Exchange Commission (“SEC”) reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Investors in the Fund need to understand that such companies carry a high degree of investment risk because many of these firms may fail or not achieve their performance or financial objectives. There is no guarantee that the Fund’s investments in Portfolio Companies will increase in value, and the market value of the Fund’s investments may decline substantially before the Fund is able to sell them, resulting in significant losses to the Fund and its shareholders.

The Fund intends to primary invest in U.S. domestic Portfolio Companies, but may to a lesser extent invest in non-U.S. Portfolio Companies.. The Fund will make investments in the securities of Portfolio Companies the Fund reasonably believes it can readily fair value. The Fund’s holdings of equity and debt securities in Portfolio Companies may require several years to appreciate in value, and there is no assurance that such appreciation will occur. Due to the illiquid nature of certain of the Fund’s equity investments and transfer restrictions that private equity securities are typically subject to, the Fund may not be able to sell these securities at times when the Adviser deems it necessary to do so (e.g., to fund repurchases of the Fund’s shares or to come back into compliance with portfolio limitations), or at all. The equity securities in Portfolio Companies in which the Fund invests will often be subject to drag-along rights, which permit a majority stockholder in the company to force minority stockholders to join a company sale (which may be at a price per share lower than the Fund’s cost basis in the securities). In addition, the Fund’s investments in Portfolio Companies will often be subject to lock-up provisions that prohibit the Fund from selling its equity investments into the public market for specified periods of time after IPOs of the Portfolio Company, typically 180 days. As a result, the market price of securities held by the Fund may decline substantially before the Fund is able to sell the securities following an IPO. For a complete discussion of the risks involved with the Fund’s investments, please read the section titled “Risk Factors.”

The Fund invests in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of the Fund’s net assets that may be invested in illiquid securities.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowings for investment purposes) in the equity or debt securities of companies that are not technology companies. During temporary defensive periods, the Fund may deviate from its investment objective and policies. During such periods, the Fund may invest up to 100% of its net assets (plus the amount of any borrowings for investment purposes) in cash, cash equivalents (highly liquid investments with original maturities of three months or less), short-term investments and short-, intermediate-, or long-term U.S. Treasury Bonds. There can be no assurance that such strategies will be implemented timely (or at all) or, if implemented, will be successful.

For a further discussion of the Fund’s principal investment strategies, see “Investment Objective, Strategies, and Policies.”

Principal Risks

Investing in the Fund involves substantial risks, including the risk that a Shareholder may receive little or no return on his or her investment or that a Shareholder may lose part or all of his or her investment. Below is a summary of the principal risks of investing in the Fund. For a more complete discussion of the risks of investing in the Fund, see “Risk Factors.” You should carefully consider the following principal risks before investing in the Fund.

Risks of Investing in Portfolio Companies. The Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and consequently the reduction or loss of the Fund’s investment. The Adviser expects that the Fund’s holdings of Portfolio Companies may require several years to appreciate, and the Adviser can offer no assurance that such appreciation will occur. Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns.

Because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses. Therefore, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the Portfolio Companies in which the Fund invests. Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Portfolio Companies may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market circumstances, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Investment Focus Risk. The Fund may focus its investments in a limited number of issuers. Focusing the Fund’s portfolio in this manner could subject the Fund to a greater degree of risk with respect to the failure of one or a few investments and the Fund’s portfolio will be more susceptible to fluctuations in value resulting from poor performance of a limited number of its investments. As a result, the Fund’s aggregate return may be volatile and may be affected substantially by the performance of only one or a few holdings.

Technology Sector (Concentration) Risk. The Fund’s portfolio will be concentrated in securities issued by technology companies and other investments that provide economic exposure to technology companies and as such, it may be subject to more risks than if it were broadly diversified across additional sectors and industries of the economy. The market prices of technology stocks historically have exhibited a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services. Certain technology companies may face special risks that their products or services may not prove to be commercially successful. Technology companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Technology companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Technology companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.

PropTech Company Risk. Investing in PropTech means investing in companies that are focused on optimizing the way people research, rent, buy, sell and manage real estate properties through technological innovations. PropTech companies typically use automation, artificial intelligence, or other forms of technology developed for the property industry. These companies may be adversely impacted by government regulations, economic conditions and deterioration in real estate markets generally. Real estate is highly illiquid and substantial in terms of capital required to develop, operate or buy. Real estate-related transactions are expensive, and there can be a vast bid-offer spread (gap between what buyers will offer and sellers will accept) associated with purchases and sales of real estate. Research and due diligence costs are significant. Additionally, the products or solutions offered by PropTech companies may face technical limitations related to connectivity, compatibility, and longevity, with many different technologies competing to become the standard. As a result, PropTech companies typically face intense competition and potentially rapid product obsolescence. Furthermore, the customers and/or suppliers of PropTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on PropTech companies. PropTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. PropTech companies often struggle to gain market share to a degree that enables them to be sustainable.

FinTech Company Risk. Investing in FinTech means investing in companies that research, develop, produce and distribute technologies that are used for advancing the Finance sector. FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. FinTech companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech companies, especially smaller and/or newer companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

Artificial Intelligence Companies Risk. The Fund’s investments in companies involved in, or exposed to, artificial intelligence-related businesses may be negatively impacted because of, among other things, limited product lines, markets, financial resources and/or personnel; intense competition and potentially rapid product obsolescence these companies may face; loss or impairment of intellectual property rights; and the inability to successfully develop products or services even after spending significant amount of resources. Artificial intelligence-related companies may also face cyberattacks and increasing regulatory scrutiny. The customers and/or suppliers of artificial intelligence-related companies may be concentrated in a particular country, region, or industry, and any adverse event affecting one of these countries, regions or industries could have a negative impact on performance.

Data Infrastructure Investment Risk. Investing in data infrastructure means investing in companies that provide the infrastructure needed to process, store, transport, and distribute data that are essential to the delivery of critical services and required for the functioning of many sectors of the economy including financial systems, public utilities, industrial supply chains, media channels, and telecommunications. The Fund’s investments will be subject to the risks incidental to the ownership and operation of data infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices. Data infrastructure assets may be subject to numerous statutes, rules and regulations related to the governance of new technologies and the intersection of environmental protection and resource extraction.

Cybersecurity Risks of Technology Companies. Many technology companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. The use of artificial intelligence and machine learning by such companies could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

Illiquid Investment Risk. The Fund’s investment in private company securities, whether made directly or indirectly (e.g., through private pooled investment vehicles) are generally illiquid. Private company securities are thinly traded and less liquid than other investments. Because private company securities are thinly traded, such securities may display especially volatile or erratic price movements, sometimes in response to relatively small changes in investor supply or demand or other market conditions. In addition, the inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may also adversely affect the Fund’s NAV. These securities may also be subject to “lock-up agreements” restricting their sale once the security is registered for public sale. As a result, upon or subsequent to a liquidation event of a Portfolio Company, the Fund may not be able to sell an investment, or a portion of an investment, when the Adviser believes that doing so would maximize returns.

There is no regular market for interests in many pooled investment vehicles, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable pooled investment vehicle and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interest in a pooled investment vehicle, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time or forced to sell such interest at an unfavorable time and/or under unfavorable conditions, and such sale would adversely affect the Fund’s NAV.

Private Markets Trading Risks. The Fund is dependent upon the relationships and contacts of the senior investment professionals of the Adviser and its affiliates to obtain information to perform research and due diligence on the Portfolio Companies the Fund acquires through private markets, and to monitor the Fund’s investments after they are made. There can be no assurance that the Adviser will be able to acquire adequate information on which to make its investment decision with respect to any private market purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Portfolio Companies in which the Fund invests could cause it to lose part or all of its investment in such companies, which would have a material and adverse effect on the Fund’s NAV and results of operations.

In addition, there can be no assurance that Portfolio Companies in which the Fund invests through private markets will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of the Fund’s portfolio investments.

Investments in private companies, including through private markets, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses. The Fund’s portfolio investments are generally privately traded securities (unless one of the Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein) that are fair valued by the Adviser in accordance with the Fund’s valuation procedures. Valuations of the Portfolio Companies are inherently uncertain and may be based on estimates, and the Fund’s determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. This risk is particularly exaggerated for mid-stage growth Portfolio Companies, given their limited history and significant change in cash flow generation over time. Additionally, the valuation of the Fund’s investments in pooled investment vehicles is ordinarily determined based upon valuations provided by the managers of the pooled investment vehicles, which may not be audited.

Risk of Complex Capital Structures. Private companies in which the Fund invests frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Adviser has limited information with respect to such capital structures. There can be no assurance that the Fund will be able to adequately evaluate the relative risks and benefits of investing in a particular class of Portfolio Companies equity securities. Any failure on the Adviser’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause it to lose part or all of its investment, which in turn could have a material and adverse effect on NAV and results of operations.

Risks of Venture-Backed Companies. The venture-backed companies in which the Fund invests may involve a high degree of business and financial risk because many have short operating histories and involve novel technology, products, or services. Many venture-backed companies fail to become profitable and the capital invested in them, including the Fund’s investments, is often unsecured. Additionally, the return on investment in venture-backed companies depends on the company’s ability to have a timely exit event, such as an IPO or merger or sale. A failure to obtain such an exit could result in substantial losses to the company’s equity holders, including the Fund. Thus, the Fund is subject to the risk of loss of all or substantially all its investments.

Risks of Drag-Along Rights. The private company securities the Fund acquires (or into which they are convertible) may be subject to drag-along rights, a standard term in a stock purchase agreement that permits a majority stockholder in the company to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the appropriate cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the investment. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that the Fund does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. This is the first registered investment company managed by the Adviser. The Adviser’s limited experience in managing the Fund’s investment strategy may hinder the Fund’s ability to secure attractive investment opportunities and, as a result, may limit the profitability of the Fund and detract from the Fund’s ability to achieve its investment objective.

Moreover, if the Adviser fails to retain its key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer. The Adviser may adopt the use of a number of artificial intelligence (“AI”) tools to facilitate and enhance its operations, including its investment research processes, and will continue to explore and expects to deploy other tools in future. Use of AI, including generative AI, by the Adviser or the Fund’s other service providers may give rise to regulatory, operational, and other risks which could have a negative impact on the Fund’s operations and/or performance.

Competition Risk. Identifying, completing and realizing attractive portfolio investments is extremely competitive. In acquiring its target assets, the Fund will compete with a variety of other institutional investors, including public and private funds, investment banking firms, commercial banks, specialty finance companies, online investment platforms and other financial institutions, many of which have greater resources, lower costs of funding, and less regulatory restrictions than the Fund. To the extent that the Fund encounters competition for investments, returns to its investors may vary.

Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. The value of the Fund’s investments may move up or down due to adverse market conditions, sometimes rapidly and unpredictably. At any point in time, your Shares may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. Market risk also includes the risk that geopolitical and other events, such as war, terrorism, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters negatively impact the securities markets, which may adversely affect the Fund’s business, results of operations and financial condition and cause the Fund to lose value.

Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may be volatile, and prices may fluctuate based on changes in a company’s financial condition and overall market and economic circumstances. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed income securities.

Preferred Securities Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Issuer-Specific Risk. A security issued by a particular issuer may be impacted by factors that are unique to that issuer and thus may cause that security’s return to differ from that of the market. As a result, investments impacted by such factors may result in underperformance. This risk will be greater if an account concentrates its investments.

Smaller Company Risk. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies and the purchase or sale of more than a limited number of shares of smaller companies may affect their stock prices. Smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks. In addition, smaller companies tend to have fewer key suppliers and customers, limited product lines, markets, distribution channels or financial resources, and management of such companies may be dependent upon one or a few key people. Changes in suppliers, customers, business lines or personnel, therefore, may have a greater impact on a smaller company’s stock price than on a larger company. The market movements of equity securities issued by companies with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

New Issues Risk. “New Issues” are initial public offerings of U.S. equity securities. There is no assurance that the Fund will have access to profitable IPOs. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

Restricted and Illiquid Securities Risk. Illiquid securities are securities that are not readily marketable. These securities may include restricted securities, which cannot be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Many private company securities may be restricted securities and/or considered illiquid. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some securities could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Rule 144A Securities Risk. The Fund may purchase Rule 144A securities for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. To the extent that liquid Rule 144A securities that the Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.

Non-Diversification Risk. As a “non-diversified” fund under the 1940 Act, the Fund may invest more than 5% of its total assets in the securities of a single issuer. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type.

Interest Rate Risk. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on markets in which the Fund invests.

Below Investment Grade (High Yield or Junk) Securities Risk. The Fund may have exposure to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of credit quality comparable to securities rated below investment grade by a nationally recognized statistical rating organization. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Shares, both in the short-term and the long-term.

Foreign Companies Risk. Investing in foreign companies, and particularly those in emerging markets, may expose the Fund to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, nationalization of companies by foreign governments, imposition of foreign taxes (including withholding taxes) at potentially confiscatory levels, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, the Fund may have difficulty enforcing its rights as an equity holder in foreign jurisdictions. In addition, to the extent the Fund invests in non-U.S. companies, it may face greater exposure to foreign economic developments.

Leverage Risk. The Fund may use leverage for both investment and hedging purposes. Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from borrowings, are borne entirely by holders of Shares.

Non-Listed Closed-End Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her Shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per Share.

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Fund intends, but is not obligated, to conduct semiannual (i.e., twice a year) repurchase offers in the sole discretion of the Board, with the first such repurchase offer expected to be in 2028; provided, that it is not expected that any such repurchase offers will be for Shares in the amount of more than 5% of the Fund’s net assets. Any repurchases of Shares will be made to all holders of Shares, at such times and on such terms as may be determined by the Board from time to time in its sole discretion. The Adviser will not recommend to the Board that the Fund conduct a repurchase offer during any period of time when the Adviser believes that conducting such a repurchase offer would not be in the best interests of the Fund and its shareholders, and there may be extended periods of time when the Fund does not conduct a repurchase offer. No Shareholder will have the right to require the Fund to repurchase its Shares.

In connection with any repurchase offer, the number of Shares tendered for repurchase may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. Hence, you may not be able to sell your Shares when or in the amount that you desire.

Notwithstanding the foregoing, no assurance can be given that these repurchases will occur as contemplated or at all.

Repurchase Offers Risk. The repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders may have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular semiannual period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the expiration of the repurchase offer (the “Expiration Date”), and to the extent there is any delay between the Expiration Date and the Valuation Date (defined below). The NAV on the Expiration Date or the Valuation Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Corporate Debt Securities Risk. The Fund may invest in corporate debt securities generally, including corporate bonds of technology-related companies. Corporate bonds include a wide variety of debt obligations of varying maturities issued by U.S. and foreign corporations (including banks) and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures and similar instruments and securities. The Fund may invest in corporate bonds denominated in U.S. dollars or foreign currencies. The value of corporate bonds may be affected by factors directly relating to their issuers, including but not limited to investor and market perceptions, creditworthiness, financial performance, capital structure, management of the issuer and demand for the issuer’s goods or services. The Fund has the flexibility to invest in corporate bonds that are below investment grade quality. Corporate bonds may also be subject to interest rate, liquidity and valuation risks.

Convertible Securities and Synthetic Convertible Securities Risk. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Synthetic convertible securities differ from convertible securities in certain respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its debt component and its convertibility component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Pooled Investment Vehicles Risk. To the extent the Fund invests in other pooled investment vehicles (including investment companies, exchange-traded funds, money market funds and Private Funds), the Fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the Fund invests therein. Further, shareholders will incur a proportionate share of the expenses of the other pooled investment vehicles held by the Fund (including applicable organizational and operating costs and investment management fees) in addition to the expenses of the Fund.

Limited Operating History Risk. The Fund is a newly organized and no operating history. The Fund does not currently have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance. An investment in the Fund is therefore subject to all of the risks and uncertainties associated with a new business, including the risk that the Fund will not achieve its investment objective and that the value of any potential investment in Shares could decline substantially as a consequence.

Distributions Risk. There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. Additionally, a portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes, which could reduce the basis of a Shareholder’s investment in the Fund’s Shares and may trigger taxable gain.

Cybersecurity Risk. Cybersecurity failures or breaches may result in financial losses to the Fund and its Shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with Shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cybersecurity risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the Fund and its service providers to plan for or respond to a cyberattack. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Tax Risk. The Fund intends to elect and intends to qualify as a RIC under the Code. To qualify as a RIC, the Fund must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the Fund’s annual investment company taxable income to the shareholders of the Fund (which is computed without regard to the dividends paid deduction and generally equals the Fund’s ordinary income plus the excess of its net short-term capital gains over its net long-term capital losses, minus deductible expenses). As a RIC, the Fund generally will not be subject to U.S. federal income tax on income or gains distributed in a timely manner to its Shareholders in the form of dividends. Even if the Fund qualifies for taxation as a RIC, it may be subject to certain foreign, state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Investment Adviser

StartEngine Advisors LLC serves as the investment adviser to the Fund (the “Adviser”). The Adviser was formed in [●] and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Subject to the supervision of the Board, the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy. In carrying out these responsibilities, the Adviser also performs certain administrative, fund accounting and shareholder services for the Fund.

Management Fee. Pursuant to the Investment Management Agreement between the Fund and the Adviser, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a management fee (the “Management Fee”) equal to 2.5% of the Fund’s average daily net assets.

Expense Limitation

The Adviser and the Fund have entered into an Expense Limitation Agreement pursuant to which the Adviser has contractually agreed to waive its Management Fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organization and offering costs, but excluding interest payments, taxes, brokerage commissions, fees and expenses incurred by the Fund’s use of leverage, acquired fund fees and expenses and extraordinary or non-routine expenses, including with respect to reorganizations or litigation affecting the Fund) (the “Operating Expenses”) to the extent necessary to limit the Fund’s Operating Expenses to 3.00% of the Fund’s average daily net assets. The Adviser may seek recoupment from the Fund of any fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that the recoupment will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the recoupment. The Expense Limitation Agreement will remain in effect at least through [●], 2027, unless and until the Board approves its modification or termination.

Closed-End Fund Structure

The Fund is organized as a continuously offered, non-diversified, closed-end management investment company under the 1940 Act. Closed-end funds differ from open-end funds (commonly known as mutual funds) in that the shareholders of closed-end funds do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund’s Shares are not currently listed for trading on any securities exchange, and the Fund does not expect any other secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund should not be considered to be a liquid investment.

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders, as discussed below under “Repurchase Offers.” The Fund, similar to a mutual fund, is subject to continuous asset in-flows (purchases), although not subject to continuous out-flows (redemptions).

The Fund believes that a closed-end structure is most appropriate in light of the long-term nature of the Fund’s strategy and the characteristics of its portfolio because, among other things, certain features of open-end funds (such as daily redemptions, which can necessitate the premature sale of investments) could diminish the Fund’s ability to execute its investment strategy. Accordingly, a closed-end structure is expected to help the Fund achieve its investment objective. The Fund’s NAV per Share may be volatile. As the Shares are not traded, investors will not be able to dispose of their investment in the Fund, except through repurchases, or, in limited circumstances, as a result of transfers of Shares pursuant to the provisions of the Fund’s bylaws and declaration of trust (the “Governing Documents”), no matter how the Fund performs.

Investor Suitability

An investment in the Fund involves substantial risks and may not be suitable for all investors. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund’s Shares and should be viewed as a long-term investment. Before making an investment decision, prospective investors and their financial advisors should (i) consider the suitability of an investment in the Fund with respect to the investor’s investment objective and personal situation, and (ii) consider factors such as personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund should not be viewed as a complete investment program.

Repurchase Offers

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Fund intends, but is not obligated, to conduct semiannual repurchase offers in the sole discretion of the Board, with the first such repurchase offer expected to occur in 2028; provided, that it is not expected that any such repurchase offers will be for Shares in an amount of more than 5% of the Fund’s net assets. Any repurchases of Shares will be made to all holders of Shares, at such times and on such terms as may be determined by the Board from time to time in its sole discretion. The Adviser will not recommend to the Board that the Fund conduct a repurchase offer during any period of time when the Adviser believes that conducting such a repurchase offer would not be in the best interests of the Fund and its shareholders, and there may be extended periods of time when the Fund does not conduct a repurchase offer. No Shareholder will have the right to require the Fund to

In connection with any repurchase offer, the number of Shares tendered for repurchase may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. Hence, you may not be able to sell your Shares when or in the amount that you desire.

Notwithstanding the foregoing, no assurance can be given that these repurchases will occur as contemplated or at all.

In determining whether the Fund should offer to repurchase Shares thereof from its Shareholders pursuant to written requests, the Board will consider the recommendation of the Adviser. The Board also may consider the following factors, among others, in determining whether to repurchase Shares and the number of Shares to be repurchased:

●	whether any Shareholders of the Fund have requested to tender Shares to the Fund;
●	the working capital and liquidity requirements of the Fund;
●	the relative sizes of the repurchase requests and the Fund;
●	the past practice of the Fund in repurchasing Shares in the Fund;
●	the Adviser’s assessment of current market conditions relating to the Fund’s specific investments, in light of the Adviser’s future outlook for those markets and investments;
●	the Adviser’s assessment of the condition of the securities markets and the economy generally, as well as political, national or international developments or current affairs;
●	the anticipated U.S. federal income tax consequences of any proposed repurchases of Shares in the Fund; and
●	the Fund’s investment plans, the liquidity of its assets (including fees and costs associated with liquidating Fund Investments), and the availability of information as to the value of its interests in underlying Portfolio Companies and other investments.

As noted above, in certain circumstances the Board may determine not to conduct a repurchase offer, or to conduct a repurchase offer of less than 5% of the Fund’s net assets. In particular, during periods of financial market stress, the Board may determine that some or all of the Fund’s investments cannot be liquidated at their fair value, making a determination not to conduct repurchase offers more likely.

The Fund’s Shares are not listed on any securities exchange, and the Fund anticipates that no secondary market will develop for its Shares. Accordingly, you may not be able to sell Shares when and/or in the amount that you desire. Thus, the Shares are appropriate only as a long-term investment. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders may have to wait until the next repurchase offer to make another repurchase request, or take any other action permitted by the tender offer rules under the Exchange Act of 1934 (the “Exchange Act”) and described in the written tender offer notice to Shareholders. Each tender offer will be made and Shareholders will be notified in accordance with the requirements of the Exchange Act and the 1940 Act, either by publication or mailing or both. The tender offer documents will contain information prescribed by such laws and the rules and regulations promulgated thereunder. In addition, the Fund’s repurchase offers may subject the Fund and Shareholders to special risks.

Procedures for Repurchases

The Board will determine that the Fund will offer to repurchase Shares pursuant to written tenders only on terms that the Board determines to be fair to the Fund and Shareholders. If the Board determines that the Fund will offer to repurchase Shares, written notice will be provided to Shareholders that describes the commencement date of the repurchase offer, specifies the date on which repurchase requests must be received by the Fund, and contains other terms and information Shareholders should consider in deciding whether and how to participate in such repurchase opportunity. The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than 20 business days after the commencement date of the repurchase offer, provided that such Expiration Date may be extended by the Board in its sole discretion. The Fund generally will not accept any repurchase request received by it or its designated agent after the Expiration Date.

The repurchase of Shares is subject to regulatory requirements imposed by the SEC. The Fund’s repurchase procedures are intended to comply with such requirements. However, if the Board determines that modification of the repurchase procedures described above is required or appropriate, the Board will adopt revised repurchase procedures as necessary to ensure the Fund’s compliance with applicable regulations or as the Board in its sole discretion deems appropriate. Following the commencement of an offer to repurchase Shares, the Fund may suspend, postpone or terminate such offer in certain circumstances upon the determination of a majority of the Board, including a majority of the trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (“Independent Trustees”), that such suspension, postponement or termination is advisable for the Fund and its Shareholders, including, without limitation, circumstances as a result of which it is not reasonably practicable for the Fund to dispose of its investments or to determine its NAV, and other unusual circumstances.

The Fund does not currently charge a repurchase fee, and it does not currently expect to impose a repurchase fee. However, the Fund may in the future charge a repurchase fee of up to 2.00%, subject to the discretion of the Adviser, which the Fund would retain to help offset non-de minimis estimated direct or indirect costs incurred by the Fund in connection with the repurchase of Shares, thus allocating estimated transaction costs to the Shareholder whose Shares are being repurchased. The Fund may introduce, or modify the amount of, a repurchase fee at any time. The Fund may waive or reduce a repurchase fee if the Adviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs.

If the Adviser or any of its affiliates holds Shares in its capacity as a Shareholder, such Shares may be tendered for repurchase in connection with any repurchase offer made by the Fund, without notice to the other Shareholders.

Potential Future Listing of Fund Shares on an Exchange. Notwithstanding the above, the Fund anticipates that, in the future, it may seek to list its Shares on the [New York Stock Exchange] (the “Exchange”) and convert from a tender offer fund with limited liquidity into a listed closed-end fund. The Adviser presently expects that it will ask the Board to approve the listing of Fund Shares on the Exchange at such time as the Fund reaches $200 million in NAV. Should Shares in the future be listed on the Exchange, Shareholders (after a lock-up period) would have the ability to sell their Shares in the secondary market on the exchange at any time during market hours.

While the Adviser presently expects to recommend to the Board that Fund Shares be listed on the Exchange should the Fund reach $200 million in NAV, there is no assurance that the Fund will ever reach $200 million in NAV. Moreover, even if the Fund were to reach $200 million in NAV in the future, the Adviser may at that time determine not to recommend to the Board that Shares be listed on an exchange, or the Board may determine not to approve of such listing. The Adviser may also choose to recommend, and the Board may approve, the listing of the Fund’s Shares on the Exchange prior to the Fund reaching $200 million in NAV.

U.S. Federal Income Tax Considerations

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Withdrawals from such tax-advantaged arrangements may be subject to tax.

Distribution Policy

The Fund intends to make distributions necessary to qualify for treatment as a RIC. The Fund expects that it will declare and make distributions on a [quarterly] basis, or more or less frequently as determined by the Board, in arrears.

Notwithstanding the foregoing, it is likely that many of the Portfolio Companies in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s expenses, means that there can be no assurance the Fund will have substantial income or pay dividends. The Fund is not a suitable investment for any investor who requires dividend income.

The Board may authorize distributions in stock or in excess of those required for the Fund to maintain RIC tax status depending on the Fund’s financial condition and such other factors as the Board may deem relevant. The distribution rate may be modified by the Board from time to time. The Board reserves the right to change or suspend the distribution policy from time to time. See “Distribution Policy.”

Dividend Reinvestment Plan

Unless a Shareholder elects to participate in the Fund’s dividend reinvestment plan, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the plan. Shareholders who do not participate in the Fund’s dividend reinvestment plan will receive all dividends and other distributions in cash. See “Dividend Reinvestment Plan.”

Summary of Fund Expenses

Fees and Expenses

The following table is intended to assist you in understanding the fees and expenses that you would bear directly and indirectly if you buy and hold Fund Shares. The expenses shown in the table below under “Estimated Annual Expenses” are based on estimated amounts for the Fund’s fiscal year ended [●], 2027, and assume that the Fund’s average net assets during the year equal $[50] million. If the Fund’s average net assets for its first fiscal year are less than $[50] million, all other things being equal, these expenses would increase as a percentage of net assets attributable to the Shares. There is no assurance that the Fund will sell sufficient Shares to have an average net asset value of $[50] million during its first fiscal year. The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than shown.

Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of offering price)	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)	None
Estimated Annual Expenses (as a percentage of average net assets attributable to Shares)
Management Fees	2.5%
Other Expenses	2.28%
Acquired Fund Fees and Expenses	0.03%
Total Annual Expenses	4.81%
Fee Waiver and/or Expense Reimbursement(1)	1.81%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	3.00%

(1)	The Adviser and the Fund have entered into an Expense Limitation Agreement pursuant to which the Adviser has contractually agreed to waive its Management Fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organization and offering costs, but excluding interest payments, taxes, brokerage commissions, fees and expenses incurred by the Fund’s use of leverage, acquired fund fees and expenses and extraordinary or non-routine expenses, including with respect to reorganizations or litigation affecting the Fund) (the “Operating Expenses”) to the extent necessary to limit the Fund’s Operating Expenses to 3.00% of the Fund’s average daily net assets. The Adviser may seek recoupment from the Fund of any fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that the recoupment will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the recoupment. The Expense Limitation Agreement will remain in effect at least through [●], 2027, unless and until the Board approves its modification or termination.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. Each example assumes that you invest $1,000 in the Fund’s Shares, that your investment has a 5% annual return, and that all Fund dividends and distributions are reinvested in the Fund at NAV. Each example also assumes that the Fund’s operating expenses (as described and estimated above) remain the same, except that (i) only the first year of each period in each example takes into account the expense waiver and/or reimbursement described above, and (ii) each example reflects the reduction of Fund operating expenses upon completion of recognition of organization and initial offering expenses.

Although your actual costs may be higher or lower, based on these assumptions and assuming you hold all of your Shares at the end of each period, your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$129	$228	$476

If, at the end of each period, your Shares are repurchased in full by the Fund, your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$129	$228	$476

These examples should not be considered representations of the Fund’s future expenses, and the Fund’s actual expenses may be greater or less than those shown. While the examples assume a 5% annual return, as required by the SEC, the Fund’s performance will vary and may result in an annual return greater or less than 5%.

For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Management – Investment Adviser, Subadviser, Management Contract and Subadvisory Contract” and “Fund Expenses.”

Financial Highlights

Because the Fund is newly formed and has just recently commenced operations, a financial highlights table for the Fund has not been included in this prospectus.

The Fund

The Fund is organized as a non-diversified, closed-end management investment company that is registered under the 1940 Act. The Fund currently continuously offers its Shares at NAV. The Fund was organized as a Delaware statutory trust on June 16, 2026, and commenced investment operations on [●], 2026. Prior to [●], 2026, the Fund had no investment operating history. The Fund’s principal office is located at 4100 W. Alameda Avenue, 3 rd Floor, Burbank, California 91505, and its telephone number is [●].

Use of Proceeds

The proceeds from the sale of Shares are invested by the Fund to pursue its investment program and strategies. The Fund currently intends to fully invest all or substantially all of the net proceeds of its continuous offering as soon as practicable, and typically within 12-months, in accordance with its investment objective and policies, subject to the availability of investments consistent with the Fund’s investment objective and policies, and except to the extent proceeds are held in cash to pay dividends or expenses, satisfy repurchase offers or for temporary defensive purposes. Pending investment of the net proceeds, the Fund may invest in short-term, highly liquid or other authorized investments.

Investment Objective, Strategies, and Policies

Investment Objective

The Fund’s investment objective is to provide long-term capital appreciation through an actively-managed portfolio that provides investors with exposure to private, venture-backed companies, with a primary focus on mid- to late-stage private growth companies.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of technology and technology-related companies (referred to herein as “technology companies”) and other investments that have economic characteristics similar to investments in technology companies. For this purpose, securities of technology companies include equity and debt securities of private and public companies operating in the information technology and telecommunication services sectors as well as technology-related companies in other sectors and industries, including: advertising (AdTech); sales and marketing technology; media; biotechnology (BioTech); health care equipment and supplies; health care technology; pharmaceuticals; artificial intelligence; data and analytics; design tech; education technology (EdTech); financial services technology (FinTech); real estate technology (PropTech); gaming; internet services; manufacturing technology; entertainment; mapping; payments; privacy & security; science and engineering; energy and sustainability technology; energy equipment and services; technology hardware, storage and peripherals; software; electronic equipment, instruments and components; communications equipment; semiconductors and semiconductor equipment; agriculture; transportation; commercial services and supplies; chemicals; synthetic materials; aerospace and defense; and nanotechnology.

The Fund seeks to achieve its investment objective by investing in private and public technology companies directly or indirectly, with a primary focus on the equity securities (e.g., common stock, preferred stock or convertible debt) of certain Portfolio Companies, or other investments (including exchange-traded funds and other pooled investment vehicles) that have economic characteristics similar to investments in technology companies. Earlier mid-stage growth companies are privately held companies that typically have met certain key development milestones (for example, first customer orders or first revenue shipments) and have some product or service revenue, but are still operating at a loss. Later mid-stage growth companies are privately held companies that typically have product or service revenue and have recently achieved breakthrough measures of financial success, such as operating profitability or break-even or positive cash flows. Late-stage companies are publicly and privately held companies that have typically demonstrated sustainable business operations and generally have a well-known product or service with a strong market presence. Late-stage companies have generally reached a point of meaningful revenue generation from their core business operations with strong financial indicators of product-market fit. Late-stage companies that are privately held may also be referred to as “pre-IPO companies” (i.e., companies that are typically in their last few financing rounds before an IPO or an exit event such as a sale or merger) and have previously been funded primarily by venture-backed companies.

The ability to invest in privately held, mid-to-late-stage technology companies can offer the potential to capture more upside potential than investments in the securities of technology companies that are already publicly traded. The Fund’s portfolio management team seeks to capture this value accretion, or what may be referred to as a private-public valuation arbitrage, by investing primarily in Portfolio Companies that they believe have high growth potential.

The Fund generally seeks to invest in primary and secondary offerings of Portfolio Companies with the goal of remaining invested until a liquidity event occurs, including but not limited to a public offering of the Portfolio Company’s shares, another round of private fund raising, or a sale or merger of the Portfolio Company. Upon the occurrence of a liquidity event with respect to a Portfolio Company, such as an initial public offering or a merger or acquisition transaction, the Fund may or may not choose to sell its investment in the Portfolio Company. Notwithstanding the occurrence of such a liquidity event, the Fund may continue to hold securities of Portfolio Companies after those companies have gone public. This investment strategy is generally referred to as “Buy and Hold.”

Notwithstanding the foregoing, investments in mid-to-late-stage companies involve a considerable amount of risk given their shorter operating history relative to established public companies, the businesses’ need for additional capital to maintain growth, and the general illiquidity of their securities. The Portfolio Companies in which the Fund invests may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings that dilute the Fund’s holdings, bankruptcy or liquidation, and consequently the reduction or loss of the value of the Fund’s portfolio investment. Additionally, because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses, and the Adviser may not be able to obtain all of the material information that would be generally available for public company investments. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Investors in the Fund need to understand that such companies carry a high degree of investment risk because many of these firms may fail or not achieve their performance or financial objectives. There is no guarantee that the Fund’s investments in Portfolio Companies will increase in value, and the market value of the Fund’s investments may decline substantially before the Fund is able to sell them, resulting in significant losses to the Fund and its shareholders.

The Fund expects that many of its investments will be made in U.S. domestic Portfolio Companies, but it is not prohibited from investing in foreign Portfolio Companies. The Fund will make investments in the securities of Portfolio Companies the Fund reasonably believes it can readily fair value. The Fund’s holdings of equity and debt securities in Portfolio Companies may require several years to appreciate in value, and there is no assurance that such appreciation will occur. Due to the illiquid nature of certain of the Fund’s equity investments and transfer restrictions that private and equity securities are typically subject to, the Fund may not be able to sell these securities at times when the Adviser deems it necessary to do so (e.g., to fund repurchases of the Fund’s shares or to come back into compliance with portfolio limitations), or at all. The equity securities in Portfolio Companies in which the Fund invests will often be subject to drag-along rights, which permit a majority stockholder in the company to force minority stockholders to join a company sale (which may be at a price per share lower than the Fund’s cost basis in the securities). In addition, the Fund’s investments in Portfolio Companies will often be subject to lock-up provisions that prohibit the Fund from selling its equity investments into the public market for specified periods of time after IPOs of the Portfolio Company, typically 180 days. As a result, the market price of securities held by the Fund may decline substantially before the Fund is able to sell the securities following an IPO. For a complete discussion of the risks involved with the Fund’s investments, please read the section entitled “Risk Factors.”

The Fund invests in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of the Fund’s net assets that may be invested in illiquid securities.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowings for investment purposes) in the equity or debt securities of companies that are not technology companies. During temporary defensive periods, the Fund may deviate from its investment objective and policies. During such periods, the Fund may invest up to 100% of its net assets (plus the amount of any borrowings for investment purposes) in cash, cash equivalents (highly liquid investments with original maturities of three months or less), short-term investments and short-, intermediate-, or long-term U.S. Treasury Bonds. There can be no assurance that such strategies will be implemented timely (or at all) or, if implemented, will be successful.

Investment Process Overview

The Adviser has the authority to make all the decisions regarding the Fund’s investments consistent with the investment guidelines and borrowing policies approved by the investment committee established to review the Fund’s investments (the “Investment Committee”) and subject to the limitations in the declaration of trust and the direction and oversight of the Investment Committee. The Investment Committee must approve all investments other than investments in the securities of technology and technology-related companies that adhere to the investment guidelines. With respect to investments in the securities of technology and technology-related companies, the Investment Committee has adopted investment guidelines that the Adviser must follow when acquiring such assets on the Fund’s behalf without the approval of the Investment Committee.

Additional Information Regarding Investment Strategies

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations made in concluding upon the recommendations and decisions of the Adviser and the Fund’s portfolio managers are subjective.

Leverage

The Fund may use leverage to provide additional funds to support its investment activities, including through the use of unsecured and secured credit facilities from certain financial institutions and other forms of borrowing (collectively, “Borrowings”) and is limited to 33 1/3 % of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage) immediately after such Borrowings (i.e., for every dollar of indebtedness from Borrowings, the Fund is required to have at least three dollars of assets). In addition, the Fund may enter into other transactions that may provide leverage subject to the requirements of Rule 18f-4 under the 1940 Act.

The Fund may not use leverage at all times and the amount of leverage may vary depending upon a number of factors, including the Adviser’s outlook for the market and the costs that the Fund would incur as a result of such leverage. Any Borrowings would have seniority over the Shares. There is no assurance that the Fund’s leveraging strategy will be successful.

Any Borrowings leverage your investment in Shares. Holders of Shares bear the costs associated with any Borrowings. The Board may authorize the use of leverage through Borrowings without the approval of the holders of Shares.

Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately thereafter the total asset value of the Fund’s portfolio is at least 300% of the aggregate amount of outstanding indebtedness (i.e., the aggregate amount of outstanding debt may not exceed 33 1/3 % of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage)). In addition, the Fund is not permitted to declare any cash distribution on its Shares unless, at the time of such declaration, the NAV of the Fund’s portfolio (determined deducting the amount of such distribution) is at least 300% of the aggregate amount of such outstanding indebtedness. If the Fund borrows money, the Fund intends, to the extent possible, to retire outstanding debt from time to time to maintain coverage of any outstanding indebtedness of at least 300%. Under the 1940 Act, the Fund may only issue one class of senior securities representing indebtedness.

The Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund’s future credit facilities may contain customary covenants that, among other things, limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In connection with any new credit facility, the Fund may be required to pledge some or all of its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund’s custodian will retain all assets, including those that are pledged, but the lenders of such credit facility may have the ability to foreclose on such assets in the event of a default under the credit facility pursuant to a tri-party arrangement among the Fund, its custodian and such lenders. The Fund’s custodian is not an affiliate of the Fund, as such term is defined in the 1940 Act. The Fund expects that any such credit facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for any new credit facility on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, the credit facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of debt securities.

Changes in the value of the Fund’s portfolio investments, including costs attributable to Borrowings, are borne entirely by the holders of the Shares. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage decreases (or increases) the NAV per share of Shares to a greater extent than if the Fund were not leveraged.

Utilization of leverage is a speculative investment technique and involves certain risks to holders of Shares. These include the possibility of higher volatility of the NAV of the Shares. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage is to cause holders of Shares to realize a higher rate of return than if the Fund were not so leveraged. On the other hand, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Shares is reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Shares than if the Fund were not so leveraged.

The Fund may be subject to certain restrictions imposed either by guidelines of a lender (if the Fund borrows from a lender). These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Adviser from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.

Effects of Leverage

The following table illustrates the effect of leverage on the total return of the Fund’s Shares, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.

The table further reflects the issuance of leverage representing 10% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage), net of expenses and the Fund’s currently projected annual interest on its leverage of 5.5%.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Shares Total Return	(11.72)%	(6.17)%	(0.61)%	4.94%	10.50%

Shares total return is composed of two elements: the Shares dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends, distributions or interest payments, as applicable.

Risk Factors

An investment in the Fund’s Shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s Shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund, you should consider carefully the following risks of investing in the Fund. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Risks of Investing in the Portfolio Companies

The Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and consequently the reduction or loss of the Fund’s investment. The Adviser expects that the Fund’s holdings of Portfolio Companies may require several years to appreciate, and the Adviser can offer no assurance that such appreciation will occur. Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns.

Because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses. Therefore, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the Portfolio Companies in which the Fund invests. Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Portfolio Companies may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market circumstances, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Investment Focus Risk

The Fund may focus its investments in a limited number of issuers. Focusing the Fund’s portfolio in this manner could subject the Fund to a greater degree of risk with respect to the failure of one or a few investments and the Fund’s portfolio will be more susceptible to fluctuations in value resulting from poor performance of a limited number of its investments. As a result, the Fund’s aggregate return may be volatile and may be affected substantially by the performance of only one or a few holdings.

Technology Sector (Concentration) Risk

The Fund’s portfolio will be concentrated in securities issued by technology companies and other investments with economic characteristics similar to investments in technology companies and as such, it may be subject to more risks than if it were broadly diversified across additional sectors and industries of the economy. General changes in market sentiment towards technology companies may adversely affect the Fund, and the performance of technology companies may lag behind the broader market as a whole. Risks associated with technology companies include, but are not limited to, the following:

Technology Companies Risk. The technology companies in which the Fund invests are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns. The market prices of technology stocks historically have exhibited a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services. Certain technology companies may face special risks that their products or services may not prove to be commercially successful. Technology companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Technology companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Technology companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.

Telecommunications Companies Risk. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. Increasing competition, technological innovations and other structural changes could adversely affect the profitability of such companies and the growth rate of their dividends. Telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, significant capital expenditures, heavy debt burdens and rapid obsolescence of products and services due to product compatibility or changing consumer preferences, among other things.

Internet Industry Concentration Risks. Investing a substantial portion of the Fund’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

Consumer Discretionary Companies Risk. Consumer discretionary companies deliver non-essential products and services whose demand tends to increase as consumers’ disposable income increases. These companies may include, for example, internet and catalog retailers; specialty retailers of electronics; manufacturers of consumer electronic products; and TV and cable companies. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success can depend heavily on disposable household income, consumer spending, and changes in demographics and consumer tastes.

Health Care Companies Risk. The Fund’s investments in health care companies are subject to a number of risks that may adversely affect their value, including the adverse impact of government regulations and legislative actions. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Obtaining government approvals may be a lengthy, expensive process with an uncertain outcome. In addition, health care companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense competitive pressures. The success of biotechnology and pharmaceutical companies is highly dependent on the development, procurement or marketing of drugs. The values of such companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information.

Biotech Industry Risk. The Fund expects to invest in the Biotechnology Industry. The Fund is therefore subject to the risks associated with that Industry. The Biotechnology Industry includes companies primarily engaged in the research, development, manufacturing and/or marketing of products based on genetic analysis and genetic engineering. The prices of the securities of companies in the Biotechnology Industry may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. Legislative or regulatory changes and increased government supervision also may affect companies in the Biotechnology Industry. The Biotechnology Industry is a separate industry within the Health Care Sector.

Industrial Products, Services and Equipment Companies Risk. Industrial products, services and equipment companies may include manufacturers of aerospace and defense equipment, home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial products, providers of commercial printing services, and transportation companies. Industrial products, services and equipment companies can be significantly affected by general economic trends, changes in consumer sentiment, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Semiconductors & Semiconductor Equipment Industry Risk. As a result of the Fund’s concentration in the Semiconductors & Semiconductor Equipment Industry, the Fund is subject to the risks associated with that Industry. The Semiconductors & Semiconductor Equipment Industry includes manufacturers of semiconductor equipment, semiconductors and related products, including equipment used in the solar power industry and manufacturers of solar modules and cells. Companies in the Semiconductors & Semiconductor Equipment Industry rely heavily on technology. The prices of the securities of companies in the Semiconductors & Semiconductor Equipment Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may negatively impact the industry.

Software Services Industry Risk. Companies that develop and implement software used in advertising and market can face risks associated with low barriers to entry, competition, especially in software development, deployment and delivery, and also due to product obsolescence or saturation, changes in regulation especially with respect to consumer or customer data, and technology risk.

PropTech Company Risk. Investing in PropTech means investing in companies that are focused on optimizing the way people research, rent, buy, sell and manage real estate properties through technological innovations. PropTech companies typically use automation, artificial intelligence, or other forms of technology developed for the property industry. These companies may be adversely impacted by government regulations, economic conditions and deterioration in real estate markets generally. Real estate is highly illiquid and substantial in terms of capital required to develop, operate or buy. Real estate-related transactions are expensive, and there can be a vast bid-offer spread (gap between what buyers will offer and sellers will accept) associated with purchases and sales of real estate. Research and due diligence costs are significant. Additionally, the products or solutions offered by PropTech companies may face technical limitations related to connectivity, compatibility, and longevity, with many different technologies competing to become the standard. As a result, PropTech companies typically face intense competition and potentially rapid product obsolescence. Furthermore, the customers and/or suppliers of PropTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on PropTech companies. PropTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. PropTech companies often struggle to gain market share to a degree that enables them to be sustainable.

FinTech Company Risk. Investing in FinTech means investing in companies that research, develop, produce and distribute technologies that are used for advancing the Finance sector. FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. FinTech companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech companies, especially smaller and/ or newer companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

Artificial Intelligence Company Risk. Investing in artificial intelligence (“AI”) companies means investing in companies involved in, or exposed to, artificial intelligence related businesses. There is a risk that these companies may have limited product lines, markets, financial resources and/or personnel. These companies typically face intense competition and potentially rapid product obsolescence and depend significantly on consumer preference and demand. These companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss or impairment of such rights. There can be no assurance that these companies will be able to successfully protect their intellectual property rights to prevent the misappropriation of their technology or that competitors will not develop technology that is substantially similar or superior to their technology. Legal and regulatory changes, particularly those related to information privacy and data protection, may have a negative impact on an artificial intelligence company’s products or services. Artificial intelligence companies often spend significant amounts of resources on research and development, and there is no guarantee that the products or services they produce will be successful. Artificial intelligence-related companies may also face cyberattacks and increasing regulatory scrutiny. The customers and/or suppliers of artificial intelligence-related companies may be concentrated in a particular country, region or industry, and any adverse event affecting one of these countries, regions or industries could have a negative impact on performance.

AI is an emerging technology and, as a result, is subject to a higher level of risk and uncertainty than more established industries/sectors. The AI companies in which the Fund invests could be adversely affected if AI adoption is slower, more limited or less successful than anticipated. Even if AI is widely adopted in a relatively short period of time, particular AI companies will still face significant risks. Among other risks, AI companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress and increased government scrutiny and regulation, and these factors may lead to rapid and unexpected declines in the value of AI companies. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Additionally, given that many AI technologies are innovative and have limited track records, it may be more difficult for the Adviser to select investments that meet the objective of the Fund. Risks to the extent, pace and success of AI adoption include, but are not limited to the following:

●	The legal and regulatory landscape surrounding AI technologies is rapidly evolving and uncertain, including in the areas of intellectual property, cybersecurity, privacy and data protection. For example, there is uncertainty around the validity and enforceability of intellectual property rights related to the use, development, and deployment of AI. Compliance with new or changing laws, regulations or industry standards relating to AI may impose significant operational costs on AI companies and may limit the extent, pace and success of AI adoption more generally. Failure to appropriately respond to this evolving landscape also may result in legal liability, regulatory action, or brand and reputational harm and have a material adverse effect on particular AI companies in which the Fund may invest.
●	AI is typically resource-intensive, and significant investments are generally required to build, train, incorporate, run, utilize and enhance AI models and other AI technologies. The pace, extent and success of AI adoption will depend in part on the availability and cost of the resources necessary to build, train, incorporate, run, utilize and enhance AI models and other AI technologies, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. The pace, extent and success of AI adoption, as well as the performance of particular AI companies in which the Fund may invest, may be adversely affected if there are supply shortages, supply chain delays or other supply chain disruptions related to such resources. Conversely, certain AI companies have in the past benefited, and may in the future benefit, from the limited supply of certain AI-related resources, including, without limitation, semi-conductors and other server components, data center capacity and other data center related resources, including power and cooling. To the extent that the supply of such resources increases in the future, such supply increases could adversely affect such AI companies, including by reducing pricing power and increasing potential competition.

●	The pace, extent and success of AI adoption is also reliant on the end-user demand of products and services in various industries that may in part utilize AI. The development, adoption, and use of AI technologies are still in their early stages and ineffective or inadequate AI development or deployment practices could reduce demand for AI technologies. For example, demand for AI technologies (as well as demand for the products and services offered by particular AI companies) could be adversely affected if AI companies are perceived to engage in practices or offer products that are controversial because of their purported or real impact on human, intellectual property, privacy, employment or other rights; because they cause other types of social or economic harm; or because they have higher than expected error, failure or hallucination rates. Demand for AI technologies will also depend on a number of other factors including, without limitation, the ability of AI companies to produce AI-related products and services that create demonstrable efficiencies and cost-savings for their end-users; and the ability of end-users to make substantial investments in AI technologies.

Data Infrastructure Investment Risk. Investing in data infrastructure means investing in companies that provide the infrastructure needed to process, store, transport, and distribute data that are essential to the delivery of critical services and required for the functioning of many sectors of the economy including financial systems, public utilities, industrial supply chains, media channels, and telecommunications. The Fund’s investments will be subject to the risks incidental to the ownership and operation of data infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices such as oil and other natural resources essential to the production of data infrastructure assets. Data infrastructure assets may be subject to numerous statutes, rules and regulations relating to environmental protection, health and safety, and social and governance matters. Since investments in data infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in temporary or permanent reductions in the value of an investment.

Portfolio companies in which the Fund invests may also be subject to additional data infrastructure sector risks related to the operation and maintenance of data infrastructure assets, the ability to dispose of large and costly assets, and a rapidly-evolving technology sector in which new technology may become obsolete over short periods of time. In addition, general economic conditions in relevant jurisdictions, as well as conditions of domestic and international financial markets, may adversely affect operations of data infrastructure companies. In particular, because of the long time-lag between the approval of a project and its actual funding, a well-conceived project reliant on data infrastructure may, as a result of changes in investor sentiment, the financial markets, economic, or other conditions prior to its completion, become an economically unattractive investment.

Cybersecurity Risks of Technology Companies Risk. Many technology companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. The use of artificial intelligence and machine learning by such companies could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

Aerospace and Defense Companies Risk

Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Energy Sector Risk

The Fund’s investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration & production, refining & marketing, and storage & transportation of oil & gas and coal & consumable fuels. It also includes companies that offer oil & gas equipment and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Pharmaceutical Sector Risk

The success of companies in the pharmaceutical sector is highly dependent on the development, procurement and marketing of drugs. The values of pharmaceutical companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of pharmaceutical companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the pharmaceutical sector. In addition, pharmaceutical companies may be susceptible to product obsolescence. Many pharmaceutical companies face intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration (“FDA”) or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. Companies in the pharmaceutical sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Companies in the pharmaceutical sector may be adversely affected by government regulation and changes in reimbursement rates. The ability of many pharmaceutical companies to commercialize current and any future products depends in part on the extent to which reimbursement for the cost of such products and related treatments are available from third party payors, such as Medicare, Medicaid and other government sponsored programs, private health insurance plans and health maintenance organizations. The international operations of many pharmaceutical companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies also may be characterized by thin capitalization and limited markets, financial resources or personnel, as well as dependence on wholesale distributors. A pharmaceutical company’s valuation can be adversely affected if one of its products proves unsafe, ineffective or unprofitable. The stock prices of companies in the pharmaceutical sector have been and will likely continue to be extremely volatile, in part due to the prevalence of merger and acquisition activity in the pharmaceutical sector. Some of the companies in the Pharmaceutical Index are engaged in other lines of business unrelated to pharmaceuticals, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional pharmaceutical activities, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Chemicals Industry Risk

As a result of the Fund’s expected investment in the Chemicals Industry, the Fund is subject to the risks associated with that Industry. The Chemicals Industry includes companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the Chemicals Industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, companies in the Chemicals Industry may be subject to risks associated with the production, handling, and disposal of hazardous chemicals. Legislative or regulatory changes and increased government supervision also may affect companies in the Chemicals Industry. The Chemicals Industry is a separate industry within the Materials Sector.

Illiquid Investment Risk

Many of the Fund’s investments will be illiquid. The Fund’s investments are generally in non-publicly traded securities (unless one of the Fund’s Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein). Although the Fund expects that most of its equity investments will trade on private secondary marketplaces, certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some Portfolio Companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any Portfolio Company at the time it desires to do so and at the price the Adviser anticipates. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The illiquidity of the Fund’s investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises (e.g., to fund repurchases of Shares). Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, it may realize significantly less than the carrying value of its investments. The Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of the Fund’s portfolio may be invested in such illiquid securities from time to time.

In addition, because the Fund deploys its capital to invest primarily in equity securities of private companies, it expects that its holdings of securities may require several years to appreciate in value, and the Fund can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that purchasers of Shares could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

There is no regular market for interests in many pooled investment vehicles, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable pooled investment vehicle and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interest in a pooled investment vehicle, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time or forced to sell such interest at an unfavorable time and/or under unfavorable conditions, and such sale would adversely affect the Fund’s NAV.

Private Markets Trading Risks

The Fund intends to utilize private markets to acquire interests in Portfolio Companies. The Fund may invest in Portfolio Companies by purchasing securities directly from such Portfolio Companies, including through simple agreements for future equity (“SAFEs”). SAFEs represent a contractual right to future equity of a company, in exchange for which the holder of the SAFE contributes capital to the company. SAFEs enable investors to convert their investment to equity upon the occurrence of triggering events set forth in the applicable SAFE. The Fund may also invest in Portfolio Companies through transactions with existing shareholders of the Portfolio Companies, either by purchasing equity interests held by such shareholders or through the use of forward contracts. The Fund will generally have little or no direct access to financial or other information from the Portfolio Companies in which it invests through such private markets. As a result, the Fund is dependent upon the relationships and contacts of the Adviser’s senior investment professionals to obtain the information for the Adviser to perform research and due diligence, and to monitor the Fund’s investments after they are made, under the oversight of the Board of Trustees. The Fund makes investments in the securities of Portfolio Companies the Adviser reasonably believes can be fair valued in accordance with the Fund’s Valuation Procedures. However, there can be no assurance that the Adviser will be able to acquire adequate information on which to make its investment decision with respect to any private market purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Portfolio Companies in which the Fund invests could cause it to lose part or all of its investment in such companies, which would have a material and adverse effect on the Fund’s NAV and results of operations.

In addition, there can be no assurance that Portfolio Companies in which the Fund invests through private markets will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of the Fund’s portfolio investments. Further, prices on private markets, where limited information is available, may not accurately reflect the true value of a Portfolio Company, and may in certain cases overstate a Portfolio Company’s actual value, which may cause the Fund to realize future capital losses on its investment in that Portfolio Company. If any of the foregoing were to occur, it would likely have a material and adverse effect on the Fund’s NAV and results of operations.

Investments in private companies, including through private markets, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private markets and related market practices are still evolving, and, despite the Fund’s efforts to comply with applicable laws, it could be exposed to liability. The regulation of private markets is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Fund as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit trading in their stock, through such methods as contractual transfer restrictions and employment policies. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate its investments could be adversely affected.

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees and in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). See “Determination of Net Asset Value” below. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. This risk is particularly exaggerated for mid-stage growth Portfolio Companies, given their limited history and significant change in cash flow generation over time.

The Fund’s portfolio investments are generally privately traded securities. The Fund’s investment in the privately offered securities of Portfolio Companies are fair valued by the Adviser in accordance with the procedures described under “Determination of Net Asset Value” below. Within the parameters of the Fund’s valuation procedures, the valuation methodologies used to value such investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and appraisals of the Portfolio Companies will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Advisers and the Fund’s independent third party valuation agents or pricing services. Independent third party valuations and appraisals of the Portfolio Companies may only be conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in an investment in privately offered securities or a new appraisal of such an investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

Although the Fund uses good faith efforts to determine the fair value of Portfolio Companies, the fair value will be dependent on information provided by its service providers including the Adviser and any independent third-party valuation agent. The Fund will also rely to some extent on information provided by the Portfolio Companies, which may not be timely or comprehensive. In addition, such information may not be available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, the Fund’s fair value determinations for Portfolio Companies may cause its NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize on one or more of its investments. As a result, investors purchasing Shares based on an overstated NAV would pay a higher price than the value of the Fund’s investments might warrant. Conversely, investors redeeming Shares during a period in which the NAV understates the value of the Fund’s investments will receive a lower price for their Shares than the value of the Fund’s investments might warrant.

Additionally, the valuation of the Fund’s investments in pooled investment vehicles is ordinarily determined based upon valuations provided by the managers of the pooled investment vehicle, which may not be audited. A majority of the securities in which the pooled investment vehicles invest will not have a readily ascertainable market price and will be valued by the managers of the pooled investment vehicles (a “Portfolio Fund Manager”). In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any pooled investment vehicle, the accuracy of the valuations provided by the pooled investment vehicle, that the pooled investment vehicle will comply with its own internal policies or procedures for keeping records or making valuations, or that a pooled investment vehicle’s policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a pooled investment vehicle, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error and the Board of Trustees and/or its Valuation Designee (defined below) may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s, or the Fund’s judgments regarding valuations (as applicable) should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s investments between valuations, or to obtain complete information regarding any such events in a timely manner. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Risks of Complex Capital Structures

A primary feature of the Fund’s investment objective is to invest in private, operating, late-stage, growth companies, either through private secondary transactions or direct investments in such companies, and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering or a merger or acquisition transaction. Such private companies frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Adviser has limited information with respect to such capital structures. There can be no assurance that the Fund will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Portfolio Company’s equity securities. Any failure on the Adviser’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause it to lose part or all of its investment, which in turn could have a material and adverse effect on NAV and results of operations.

Risks of Venture-Backed Companies

The venture-backed companies in which the Fund invests may involve a high degree of business and financial risk because many have short operating histories and involve novel technology, products, or services. These companies, in some cases, may have significant variations in operating results, may be engaged in a rapidly changing business environment with products subject to a substantial risk of obsolescence, may require significant additional capital to support their operations, or may otherwise have a weak financial condition. Many venture-backed companies fail to become profitable and the capital invested in them, including the Fund’s investments, is often unsecured. Therefore, if a company fails to become profitable the Fund’s entire investment may be lost. Additionally, a venture-backed company’s success is often dependent on its management team, which may not have prior experience running a high-growth company or may suffer from turnover of key personnel. Ventured-backed companies often rely on market trends, which may not be sustainable, or on a competitive advantage that may be lost as competitors move into the marketplace. Further, venture-backed firms may be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, protecting intellectual property, and economic conditions. An issue with any of these barriers could cause the company to fold. Finally, the return on investment in venture-backed companies depends on the company’s ability to have a timely exit event, such as an IPO or merger or sale. A failure to obtain such an exit could result in substantial losses to the company’s equity holders, including the Fund. Thus, the Fund is subject to the risk of loss of all or substantially all its investments.

Risk of Drag-Along Rights

The private company securities the Fund acquires (or into which they are convertible) may be subject to drag-along rights, a standard term in a stock purchase agreement that permits a majority stockholder in the company to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the appropriate cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the investment. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that the Fund does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. If the investment strategies do not perform as expected, if opportunities to implement those strategies do not arise, or if the team does not implement its investment strategies successfully, an investment portfolio may underperform or suffer significant losses. Prior to the launch of the Fund, the Adviser’s primary experience was in managing special-purpose vehicles created for the purpose of investing in a single portfolio company. The Adviser does not have previous experience managing a fund or other investment vehicle using the investment strategies it intends to use to manage the Fund, and this inexperience may limit the profitability of the Fund and detract from the Fund’s ability to achieve its investment objective. There is no assurance that a manager’s investment strategies will be successful, or that previously successful strategies will continue to be successful in the future.

The Fund relies upon the Adviser’s investment professionals to identify suitable investments. To the extent that Adviser’s investment professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other StartEngine sponsored programs and accounts. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection or sale of investments could limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns.

Further, the Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments and the ability of the Adviser to identify investment opportunities for the Fund. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Competition Risk

The securities industry and the varied strategies and techniques to be engaged in by the Adviser are extremely competitive and each involves a degree of risk. The Fund expects competition to persist and intensify in the future, which could harm the Fund’s ability to locate an adequate number of attractive investment opportunities.

The Fund’s principal competitors include private equity and venture capital funds, secondary market funds, other equity and non-equity based investment funds, investment banking firms, and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies, as well as online lending platforms. In addition, in the future the Fund may experience new competition from more established internet companies possessing large, existing customer bases, substantial financial resources and established distribution channels.

Many of the Fund’s current or potential competitors have significantly more financial, technical, marketing and other resources than the Fund does and may be able to devote greater resources to the development, promotion, sale and support of their platforms and distribution channels. The Fund’s potential competitors may also have longer operating histories, more extensive customer bases, greater brand recognition and broader customer relationships than the Fund has. Some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments. These competitors may be better able to develop new products, to respond quickly to new technologies and to undertake more extensive marketing campaigns. Furthermore, many of the Fund’s competitors are not subject to the regulatory restrictions that the Investment Company Act imposes on the Fund as a RIC. There can be no assurance that the competitive pressures the Fund faces will not have a material adverse effect on its business, financial condition and results of operations. Also, because of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time, and the Fund can offer no assurance that it will be able to identify and make direct equity investments that are consistent with its investment objective.

Investment and Market Risk

Economic recessions or downturns may result in a prolonged period of market illiquidity, which could have an adverse effect on the Fund’s business, financial condition and results of operations. Periods of economic slowdown or recession, high interest rates, declining employment levels or other negative economic conditions could have a negative impact on the availability and liquidity of investment opportunities. These events could adversely affect the Fund’s demand among investors, which will impact the Fund’s results of operations.

Recent U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating of the United States. In May 2025, Moody’s Investors Service, Inc. (“Moody’s”), a credit rating agency, downgraded the U.S. federal government’s long-term issuer and senior unsecured debt ratings from Aaa to Aa1. The downgrade by Moody’s reflects the increase over more than a decade in U.S. federal government debt and interest payment ratios. The impact of this or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the United States and global financial markets and economic conditions. In recent years the Federal Reserve has raised benchmark interest rates in an effort to combat inflation. Higher benchmark interest rates increase borrowing costs and may negatively impact the Fund’s ability to access the debt markets on favorable terms. While the Federal Reserve reduced benchmark interest rates in late 2024 to stimulate economic activity, President Trump’s economic policies, such as higher tariffs, could prove inflationary and may cause a change in the Federal Reserve’s monetary policy as concerns benchmark interest rates. In addition, disagreement over the federal budget has caused the U.S. federal government to essentially shut down for periods of time. Continued adverse political and economic conditions could have an adverse effect on Fund’s business, financial condition and results of operations.

The current conditions and events affecting the worldwide financial markets and various social and political tensions in the United States and around the world may contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets, and may cause further economic uncertainties or deterioration in the United States and worldwide. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type and the Fund will be negatively impacted if the value of its portfolio holdings decrease as a result of such events and the uncertainty they cause. Economic uncertainty can have a negative impact on the Fund’s business through changing spreads, structures and purchase multiples, as well as the overall supply of investment capital. Finally, public health crises, pandemics and epidemics may increase as international travel continues to rise and could adversely impact the Fund’s business by interrupting business, supply chains and transactional activities, disrupting travel, and negatively impacting local, national or global economies. The financial markets may continue to be affected by these events, as well as the rapid technological developments, such as artificial intelligence, and the Fund cannot predict the effects of these or similar events in the future on the United States economy and securities markets or on the Fund’s investments. As a result of these factors, there can be no assurance that the Fund will be able to successfully monitor developments and manage the Fund’s investments in a manner consistent with achieving the Fund’s investment objective.

In addition, public health concerns (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, acts of God, political or social unrest, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, fire, wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on local, U.S. and world economies and markets generally. The Fund does not know how long the U.S. economy and financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy and financial markets. Those events also could have an acute effect on individual issuers or groups of issuers. These risks also could adversely affect individual investments, interest rates, secondary trading, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments and cause the Fund to lose value.

Common Stock Risk

Common stock of an issuer in the Fund’s portfolio may be volatile, and prices may fluctuate based on changes in a company’s financial condition and overall market and economic circumstances. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed income securities. Common stock in which the Fund may invest is structurally subordinated as to a company’s income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Preferred Securities Risk

Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the dividends received deduction. Because the claim on an issuer’s earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities.

Issuer-Specific Risk

A security issued by a particular issuer may be impacted by factors that are unique to that issuer and thus may cause that security’s return to differ from that of the market. As a result, investments impacted by such factors may result in underperformance. This risk will be greater if an account concentrates its investments.

Smaller Company Risk

Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies and the purchase or sale of more than a limited number of shares of smaller companies may affect their stock prices. Smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks. In addition, smaller companies tend to have fewer key suppliers and customers, limited product lines, markets, distribution channels or financial resources, and management of such companies may be dependent upon one or a few key people. Changes in suppliers, customers, business lines or personnel, therefore, may have a greater impact on a smaller company’s stock price than on a larger company. The market movements of equity securities issued by companies with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

New Issues Risk

“New Issues” are initial public offerings of equity securities. There is no assurance that the Fund will have access to profitable IPOs. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

Restricted and Illiquid Securities Risk

Illiquid securities are securities that are not readily marketable. These securities may include restricted securities, which cannot be resold to the public without an effective registration statement under the 1933 Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Many private company securities may be restricted securities and/or considered illiquid. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some securities could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Rule 144A Securities Risk

The Fund may purchase Rule 144A securities for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. The Board has determined that Rule 144A securities may be considered liquid securities if so determined by the Adviser. The Adviser has adopted policies and procedures for the purpose of determining whether securities that are eligible for resales under Rule 144A are liquid or illiquid. Pursuant to those policies and procedures, the Adviser may make the determination as to whether a particular security is liquid or illiquid with consideration to be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security, the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. To the extent that liquid Rule 144A securities that the Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase. The Adviser will monitor Fund investments in Rule 144A securities and will consider appropriate measures to enable the Fund to meet any investment limitations and to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Non-Diversification Risk

As a “non-diversified” investment company under the 1940 act, the Fund may invest more than 5% of its total assets in the securities of a single issuer. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type.

Interest Rate Risk

Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges.

Below Investment Grade (High Yield or Junk) Securities Risk

The Fund may have exposure to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of credit quality comparable to securities rated below investment grade by a nationally recognized statistical rating organization. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Shares, both in the short-term and the long-term.

Foreign Companies Risk

While the Fund intends to invest primarily in U.S. companies, the Fund may invest on an opportunistic basis in certain non-U.S. companies, including those located in emerging markets, that otherwise meet the Fund’s investment criteria. Investing in foreign companies, and particularly those in emerging markets, may expose the Fund to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, nationalization of companies by foreign governments, imposition of foreign taxes (including withholding taxes) at potentially confiscatory levels, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, the Fund may have difficulty enforcing its rights as equity holders in foreign jurisdictions. In addition, to the extent the Fund invests in non-U.S. companies, it may face greater exposure to foreign economic developments.

International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries which could have a negative impact on the Fund’s performance. Events such as these are difficult to predict and may or may not occur in the future.

Although the Fund expects that most investments will be U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments.

Leverage Risk

The Fund will pay (and stockholders will bear) any costs and expenses relating to the use of leverage by the Fund, to the extent the Fund bears such costs, which will result in a reduction in the NAV of the Shares.

Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings, if any, are borne entirely by holders of Shares. Shares income may fall if the interest rate on Borrowings or the dividend rate on preferred stock rises, and may fluctuate as the interest rate on Borrowings varies. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Shares to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Shares will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Shares than if the Fund were not so leveraged.

Any decline in the NAV of the Fund will be borne entirely by holders of Shares. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to holders of Shares than if the Fund were not leveraged.

Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral. Such restrictions may be more stringent than those imposed by the 1940 Act and limit the Fund’s ability to effectively manage its portfolio.

Non-Listed Closed-End Fund; Liquidity Risk

The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her Shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per Share. It is also likely that Shares would not be accepted as the primary collateral for a loan.

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Fund intends, but is not obligated, to conduct semiannual (i.e., twice a year) repurchase offers in the sole discretion of the Board, with the first such repurchase offer expected to occur in 2028; provided, that it is not expected that anly such repurchase offers will be for Shares in an amount of more than 5% of the Fund’s net assets. Any repurchases of Shares will be made to all holders of Shares, at such times and on such terms as may be determined by the Board from time to time in its sole discretion. The Adviser will not recommend to the Board that the Fund conduct a repurchase offer during any period of time when the Adviser believes that conducting such a repurchase offer would not be in the best interests of the Fund and its shareholders, and there may be extended periods of time when the Fund does not conduct a repurchase offer. No Shareholder will have the right to require the Fund to repurchase its Shares.

In connection with any repurchase offer, the number of Shares tendered for repurchase may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. Hence, you may not be able to sell your Shares when or in the amount that you desire.

Notwithstanding the foregoing, no assurance can be given that these repurchases will occur as contemplated or at all.

For additional information concerning the risks associated with repurchase offers, please see “Repurchase Offers Risk” below.

Repurchase Offers Risk

The repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders may have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular semiannual period, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Expiration Date, and to the extent there is any delay between the Expiration Date and the Valuation Date. The NAV on the Expiration Date or the Valuation Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Corporate Debt Securities Risk

The Fund may invest in corporate debt securities generally, including corporate bonds of technology-related companies. Corporate bonds include a wide variety of debt obligations of varying maturities issued by U.S. and foreign corporations (including banks) and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures and similar instruments and securities. The Fund will invest in U.S. dollar- denominated corporate bonds and may also invest in bonds denominated in foreign currencies in accordance with the Fund’s investment objective and policies.

The value of corporate bonds may be affected by factors directly relating to their issuers, including but not limited to investor and market perceptions, creditworthiness, financial performance, capital structure, management of the issuer and demand for the issuer’s goods or services. Corporate bonds may also be subject to interest rate, liquidity and valuation risks.

The Fund has the flexibility to invest in corporate bonds that are below investment grade quality. Corporate bonds rated below investment grade quality (that is, rated below “BBB-” by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings, Inc. (“Fitch”), below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)) are commonly referred to as “high yield” securities or “junk bonds.” Issuers of securities rated BB+/Ba1 are regarded as having current capacity to make principal and interest payments but are subject to business, financial or economic conditions which could adversely affect such payment capacity. Corporate bonds rated BBB- or Baa3 or above are considered “investment grade” securities. Corporate bonds rated Baa are considered medium grade obligations that lack outstanding investment characteristics and have speculative characteristics, while corporate bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Corporate bonds rated below investment grade quality are obligations of issuers that are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Corporate bonds rated below investment grade tend to be less marketable than higher-quality securities because the market for them is less broad. The market for corporate bonds unrated by any NRSRO is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Fund may have greater difficulty selling its portfolio securities. The Fund will be more dependent on the Advisers’ research and analysis when investing in these securities.

The ratings of Moody’s, S&P and Fitch generally represent their opinions as to the quality of the bonds they rate. It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk and liquidity of the securities. Consequently, bonds with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield.

Subject to rating agency guidelines, the Fund may invest a significant portion of its assets in broad segments of the bond market. If the Fund invests a significant portion of its assets in one segment, the Fund will be more susceptible to economic, business, political, regulatory and other developments generally affecting issuers in such segment of the corporate bond market.

Convertible Securities and Synthetic Convertible Securities Risk

The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. Similar to traditional fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stock. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar credit quality because of the potential for capital appreciation. A convertible security, in addition to providing current income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.

Synthetic convertible securities differ from convertible securities in certain respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its debt component and its convertibility component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Pooled Investment Vehicles Risk

The Fund may invest in other pooled investment vehicles (including investment companies, exchange-traded funds, money market funds and Private Funds) to the extent permitted under the 1940 Act, including in reliance on Rule 12d1-4 thereunder. Rule 12d1-4 allows a fund to acquire shares of an “acquired fund” in excess of the statutory limits of the 1940 Act. Funds of funds arrangements relying on Rule 12d1-4 are subject to several conditions, including (among others) with respect to control and voting shares of an acquired fund; certain findings relating to complexity, fees and undue influence; fund of funds investment agreements; and general limitations on an acquired fund’s investments in other investment companies and private funds. The limitations placed on acquired funds under Rule 12d1-4 may impact the ability of the Fund to invest in an acquired fund or may impact the investments made by such acquired fund.

To the extent the Fund invests in other pooled investment vehicles, the Fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the Fund invests therein. Further, shareholders will incur a proportionate share of the expenses of the other pooled investment vehicles held by the Fund (including applicable organizational and operating costs and investment management fees) in addition to the expenses of the Fund.

Pooled investment vehicles in which the Fund invests typically are not subject to the provisions of the 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the pooled investment vehicles managed by any Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act with respect to such pooled investment vehicles.

Many pooled investment vehicles are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund does not impose investment qualification thresholds. As a result, the Fund provides an avenue for obtaining indirect exposure to certain pooled investment vehicles that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to get exposure to such an investment through the Fund.

Many pooled investment vehicles pay various fees to their managers, including a management fee and a performance or incentive fee or allocation. To the extent that the Fund invests in pooled investment vehicles paying such fees, its shareholders will indirectly bear a portion of such fees.

In addition, many pooled investment vehicles do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company that places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement that provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and that contains other provisions designed to protect the assets of such investment company. The pooled investment vehicles in which the Fund invests may maintain custody of their assets with brokerage firms that do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold pooled investment vehicle assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Pooled investment vehicles in which the Fund invests may at certain times hold large positions in a relatively limited number of investments. Such pooled investment vehicles may target or concentrate their investments in particular markets, sectors or industries. Those pooled investment vehicles that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings.

Limited Operating History Risk

The Fund is a newly organized and has no operating history. The Fund does not have any historical financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance. An investment in the Fund is therefore subject to all of the risks and uncertainties associated with a new business, including the risk that the Fund will not achieve its investment objective and that the value of any potential investment in Shares could decline substantially as a consequence.

The amount of proceeds the Fund raises in its offering may be substantially less than the amount the Fund would need to create a diversified portfolio of investments. If the Fund is unable to raise sufficient funds to acquire a diversified portfolio of investments, the Fund will make fewer investments than it would have if it had raised additional funds, resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of the amount of assets raised by the Fund in this offering, thereby increasing the Fund’s fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

As the Fund will deploy capital over time into investments, investors do not have information to assist them in evaluating the merits or the terms of any specific future investments that the Fund may make. Because Shareholders will be unable to evaluate the economic merit of assets before the Fund invests in them, Shareholders will have to rely entirely on the ability of the Adviser to select suitable and successful investment opportunities. These factors increase the risk that a Shareholder’s investment may not generate returns comparable to the Fund’s competitors.

Distributions Risk

There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

Additionally, a portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes. As a general matter, a portion of the Fund’s distributions will be treated as a return of capital for U.S. federal income tax purposes if the aggregate amount of the Fund’s distributions for a year exceeds Fund’s current and accumulated earnings and profits for that year. To the extent that a distribution is treated as a return of capital for U.S. federal income tax purposes, it will reduce a holder’s adjusted tax basis in the holder’s Shares, and to the extent that it exceeds the holder’s adjusted tax basis will be treated as gain resulting from a sale or exchange of such Shares.

Management of the Fund

Board of Trustees

Pursuant to the Fund’s declaration of trust, the Fund’s business and affairs are managed under the direction of the Board, which has overall responsibility for monitoring and overseeing the Fund’s management and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board currently consists of four Trustees, three of whom are not “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”). The Trustees are subject to removal or replacement in accordance with Delaware law and the Fund’s Governing Documents. The Trustees currently serving on the Board were elected by the initial Shareholder of the Fund. The SAI provides additional information about the Trustees.

Investment Adviser

The Fund’s investment adviser is StartEngine Advisors LLC (the “Adviser”). The Adviser was formed in [●] and is registered as an investment adviser with the SEC under the Advisers Act. The Adviser is located at 200 Broadhollow Road, Suite 207, Melville, New York 11747. The Adviser is a wholly-owned subsidiary of StartEngine Crowdfunding, Inc. As of [●], 2026, the Adviser had approximately $[●] in assets under management.

Pursuant to the Investment Management Agreement between the Fund and the Adviser, the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy, subject to the supervision of the Board. The Adviser and its officers and directors are not required to devote all of their time to the Fund’s business and are only required to devote such time to the Fund’s affairs as their duties require. The Fund will follow investment guidelines adopted by the Adviser and the investment and borrowing policies set forth in this Registration Statement unless they are modified by the Adviser. The Adviser may establish further written policies on investments and borrowings and will monitor the Fund’s administrative procedures, investment operations and performance to ensure that the policies are fulfilled. The SAI provides additional information about the services provided by the Adviser to the Fund under the Investment Management Agreement.

Management Fee

Pursuant to the Investment Management Agreement, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a management fee (the “Management Fee”). The Management Fee is calculated and payable monthly in arrears at the annual rate of 2.5% of the average daily value of the Fund’s net assets.

Approval of the Investment Management Agreement

A discussion regarding the basis for the Board’s most recent renewal of the Investment Management Agreement will be included in the Fund’s first report to Shareholders on Form N-CSR.

Investment Committee

The Adviser has established an Investment Committee for the Fund comprised of two persons to assist the Adviser in fulfilling its responsibilities under the Investment Management Agreement. The Investment Committee is responsible for (i) considering and approving each investment made by the Fund, and (ii) establishing the Fund’s investment strategies and policies and overseeing the Fund’s investments, and the investment activity of other accounts and funds held for the benefit of the Fund. The members of the Investment Committee serve as the Fund’s portfolio managers. They are ultimately responsible for all investment decisions made for the Fund and are solely responsible for the day to day investment operations of the Fund. Each has served as a portfolio manager to the Fund since inception.

The members of the Investment Committee, and their professional background and experience, are as follows:

Investment Committee Member	Since	Title and Positions Over Past Five Years
Howard Marks	2026	Chief Executive Officer of StartEngine, Inc.
Hunter Strassman	2026	Chief Financial Officer of StartEngine, Inc.

The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of shares of the Fund.

Control Persons

A “control person” generally is a person who beneficially owns more than 25% of the voting securities of the Fund or has the power to exercise control over the management or policies of the Fund.

[●] has provided the initial investment in the Fund. Accordingly, as of the date of this prospectus, [●] owns 100% of the Fund’s voting securities (i.e., Shares). For so long as [●] continues to own more than 25% of the Fund’s voting securities, it may be deemed to be a “control person” of the Fund for purposes of the Investment Company Act. However, it is expected that once the Fund commences investment operations and its Shares are sold to the public, [●]’s control will be diluted until such time as the Fund is controlled by its unaffiliated Shareholders.

Other Information

This Prospectus and the SAI, related regulatory filings, and any other Fund communications or disclosure documents do not purport to create any contractual obligations between the Funds and Shareholders. The Fund may amend any of these documents or enter into (or amend) a contract on behalf of the Fund without Shareholder approval except where Shareholder approval is specifically required. Further, Shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Adviser or other parties who provide services to the Fund.

Fund Expenses

The Adviser bears all of the ordinary and usual overhead expenses of the Adviser or any of its affiliates (including expenses such as rental payments for its offices) in providing services to the Fund pursuant to the Investment Management Agreement and the salaries or other compensation of the employees of the Adviser or any of its affiliates. As described below, however, the Fund bears all other expenses incurred in the business and operation of the Fund, including any third party charges and out-of-pocket costs and expenses that are related to the organization, business or operation of the Fund.

Expenses borne directly by the Fund include, but are not limited to:

●	Corporate, organizational and offering costs relating to the offering of Shares;
●	the cost of calculating the NAV of Shares, including the cost of any third party pricing or valuation services;
●	the cost of effecting sales and repurchases of Shares and other securities;
●	the Management Fee;
●	investment related expenses (e.g., expenses that, in the Adviser’s discretion, are related to the investment of the Fund’s assets, whether or not such investments are consummated), including, as applicable, brokerage commissions and other transaction expenses in connection with the Fund’s purchase and sale of assets, borrowing charges on securities sold short (if any), clearing and settlement charges, recordkeeping, interest expense, line of credit fees, dividends on securities sold but not yet purchased, margin fees, investment-related travel and lodging expenses and research- related expenses;
●	professional fees relating to investments, including expenses of consultants, investment bankers, attorneys, accountants, tax advisors and other experts;
●	fees and expenses relating to software tools, programs or other technology (including risk management software, fees to risk management services providers, third-party software licensing, implementation, data management and recovery services and custom development costs);
●	research and market data (including news and quotation equipment and services, and any computer hardware and connectivity hardware (e.g., telephone and fiber optic lines) incorporated into the cost of obtaining such research and market data);
●	all costs and charges for equipment or services used in communicating information regarding the Fund’s transactions among the Adviser and any custodian or other agent engaged by the Fund;
●	transfer agent and custodial fees;
●	distributor costs (if any);
●	fees and expenses associated with Fund marketing efforts (if any);]
●	federal and any state registration or notification fees;
●	federal, state and local taxes;
●	fees and expenses of the Independent Trustees;
●	the costs of preparing, printing and mailing reports, notices and other communications, including repurchase offer correspondence or similar materials, to Shareholders;
●	fidelity bond, Trustees and officers/errors and omissions liability insurance and other insurance premiums;
●	direct costs such as printing, mailing, long distance telephone and staff;
●	legal expenses (including those expenses associated with preparing the Fund’s public filings, attending and preparing for Board meetings, and generally serving as counsel to the Fund);
●	external accounting expenses (including fees and disbursements and expenses related to the annual audit of the Fund and the preparation of the Fund’s tax information);

●	administrative services, including, but not limited to, recordkeeping, fund accounting, financial reporting, tax, corporate governance, compliance and legal administration services;
●	any costs and expenses associated with or related to due diligence performed with respect to the Fund’s offering of its Shares;
●	costs associated with reporting and compliance obligations under the 1940 Act and applicable federal and state securities laws, including compliance with The Sarbanes-Oxley Act of 2002, as amended;
●	all other expenses incurred by the Fund or the Adviser in connection with administering the Fund’s business; and
●	any expenses incurred outside of the ordinary course of business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding and indemnification expenses as provided for in the Fund’s organizational documents.

Except as otherwise described in this prospectus, the Adviser will be reimbursed by the Fund for any of the costs and expenses which are an obligation of the Fund that the Adviser or an affiliate pays or otherwise incurs on behalf of the Fund, including the costs and expenses described above.

Expense Limitation

The Adviser and the Fund have entered into an Expense Limitation Agreement pursuant to which the Adviser has contractually agreed to waive its Management Fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organization and offering costs, but excluding interest payments, taxes, brokerage commissions, fees and expenses incurred by the Fund’s use of leverage, acquired fund fees and expenses and extraordinary or non-routine expenses, including with respect to reorganizations or litigation affecting the Fund) (the “Operating Expenses”) to the extent necessary to limit the Fund’s Operating Expenses to 3.00% of the Fund’s average daily net assets.. The Adviser may seek recoupment from the Fund of any fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that the recoupment will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the recoupment. The Expense Limitation Agreement will remain in effect at least through [●], 2027, unless and until the Board approves its modification or termination.

Organization and Offering Costs

Organization costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred by the Fund [and will be paid by the Adviser].

[The Fund’s initial offering costs include, among other things, legal, printing and other expenses pertaining to this offering. Any offering costs paid by the Adviser will be recorded as a Payable for offering costs in the Statement of Assets and Liabilities and will be accounted for as a deferred charge until commencement of operations. Thereafter, these offering costs will be amortized over 12 months on a straight-line basis. Ongoing offering costs will be expensed as incurred.

[All organization and offering costs of the Fund paid by the Adviser are subject to recoupment pursuant to the Expense Limitation Agreement.]

Determination of Net Asset Value

The price you pay for your Shares is based on the Fund’s NAV. The Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are sold or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its NAV, the Fund values its investments as of the relevant Determination Date. On the Determination Date, the NAV of Shares of the Fund is determined, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) if the NYSE is open. The Fund does not calculate the NAV on dates the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and other holidays observed by the NYSE. The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of Shares outstanding. Requests to purchase Shares are processed at the NAV next calculated after the Fund receives your subscription in proper form. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept subscriptions until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day.

As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform fair value determinations relating to all portfolio investments. As the Valuation Designee, the Adviser has adopted and implemented procedures to be followed when making fair value determinations. The Adviser carries out its designated responsibilities as Valuation Designee through various teams pursuant to the valuation procedures, which govern the Valuation Designee’s selection and application of methodologies and independent pricing services for determining and calculating the fair value of portfolio investments.

Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. Investments for which market quotations are not readily available or are deemed to be unreliable are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the oversight of the Board. Such determinations may be made on the basis of valuations obtained from independent third party valuation agents or pricing services or other third party sources (“Pricing Services”), provided that the Adviser shall retain the discretion to use any relevant data, including information obtained from any Pricing Service, that the Adviser deems to be reliable in determining fair value under the circumstances. The Adviser is responsible for ensuring that any Pricing Service engaged to provide valuations discharges its responsibilities in accordance with the Adviser’s valuation procedures, and will periodically receive and review such information about the valuation of the Fund’s securities or other assets as it deems necessary to exercise its oversight responsibility.

In calculating the Fund’s NAV, the Adviser uses various valuation methodologies in a manner consistent with Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosure, issued by the Financial Accounting Standards Board. When pricing securities or other assets at fair value, the Adviser seeks to assign the value that represents the amount that the Fund might reasonably expect to receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. In this regard, the Adviser provides the Fund’s pricing information that the Adviser reasonably believes may assist in the determination of fair value consistent with requirements under the 1940 Act and the Fund’s valuation procedures. Given the subjectivity inherent in fair value measurements and the fact that events could occur after NAV calculation, the actual market prices, or prices that are used by others, for a security or other asset may differ from the fair value of that security or other asset as determined by the Adviser at the time of NAV calculation. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund. It is possible that the fair value determined for a security or other asset may be materially different from the value that could be realized upon the sale of such security or other asset. Thus, fair value measurements may have an unintended dilutive or accretive effect on the value of Shareholders’ investments in the Fund.

To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors. When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used if a ready market for the investments existed. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.

Because the overwhelming majority of the Fund’s investments are expected to have no readily available market quotations, most of the Portfolio Companies will be valued at fair value in good faith. There is no single standard for determining the fair value of a security. Rather, fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes. For mid-to-late growth Portfolio Companies, traditional valuation methods (e.g., discounted cash flow) are often a less reliable tool for valuing investments in accordance with ASC 820. As such, until the Portfolio Companies grow to a point where traditional valuation methods apply, the Fund may deem it more appropriate to utilize other valuation methodologies. Late-stage private companies or “pre-IPO companies” traditionally raise capital from investors in organized funding rounds. During such funding rounds, a pre-IPO company will seek a lead investor who will, to their best effort, define a valuation of the company. Therefore, the valuation of the Fund’s Portfolio Companies may be adjusted when a new valuation is set by the lead investor in the next funding round. As such, the Fund may use the market approach to estimate the fair value of its Portfolio Companies by adjusting the valuation of its Portfolio Companies with each new funding round. However, while the valuation as of the latest funding round is a prominent factor in the Fund’s valuation process, it is not the only factor that the Fund will consider when valuing its portfolio investments. The Fund may establish certain thresholds or triggers that intend to capture fundamental changes in the value of the Portfolio Company that would affect the anticipated return on the Fund’s investment. Examples of certain thresholds or triggers may include, an unexpected business or technology breakthrough, faster than anticipated revenue growth, a fundamental failure of the technology, the loss of a key customer, or the success of a competitor in the same industry. Additionally, the Adviser may consider additional several factors (if present), including but not limited to the implied valuation of the asset as reflected by stock purchase contracts reported in private markets, fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, or the liquidity of the market for the security. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors, to the extent that it is available.

For investments in companies that are not considered “pre-IPO companies”, valuation methods utilized may include, but are not limited to the following: sales comparison approach; discounted cash flow method; hypothetical sales method; and appraisals received from one or more pricing services. In addition, the Fund may utilize: an analysis of financial ratios and valuation metrics of the portfolio companies that issued private equity securities to peer companies that are public; an analysis of the Portfolio Companies’ most recent financial statements and forecasts; an analysis of the markets in which the Portfolio Company does business; and other relevant factors.

With respect to any portion of the Fund’s assets that are invested in one or more pooled investment vehicles , the Fund’s NAV may be calculated based upon the NAVs of those vehicles as a practical expedient, where such valuation methodologies employed by the pooled investment vehicles reflects fair value pricing and the effects of using fair value pricing. With respect to purchases or sales of secondary investments in pooled investment vehicles, the latest NAV reported by those vehicles may be further adjusted if the Adviser determines that the price paid or received is representative of a transaction between willing parties at the time of the purchase or sale.

Short-term debt investments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost.

Other debt investments, including corporate, government and municipal debt securities in each case having a remaining maturity in excess of 60 days, are typically valued by Pricing Service at an evaluated (or estimated) mean between the closing bid and asked prices.

Publicly traded securities, including equity securities issued by technology-related companies, are typically valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. Publicly traded securities may be valued by an outside pricing service overseen by the Valuation Designee. The pricing service may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics.

Because the Fund relies on various sources to calculate its NAVs, the Fund is subject to certain operational risks associated with reliance on any Portfolio Fund Manager, Pricing Services and other service providers and data sources. The Fund’s NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.

Conflicts of Interest

An investment in the Fund is subject to a number of actual or potential conflicts of interest. For example and as discussed in further detail below, the Adviser and its affiliates are engaged in a variety of business activities that are unrelated to managing the Funds, which may give rise to actual, potential or perceived conflicts of interest in connection with making investment decisions for the Fund. The Fund and the Adviser (and its affiliates) have established various policies and procedures that are designed to minimize conflicts and prevent or limit the Fund from being disadvantaged. There can be no guarantee that these policies and procedures will be successful in every instance. In certain circumstances, these various activities may prevent the Fund from participating or restrict the Fund’s participation in an investment decision, disadvantage the Fund or benefit the Adviser or its affiliates.

Repurchase Offers

The Fund’s Shares are not currently listed on any securities exchange, and the Fund does not expect any other secondary market for them to develop in the foreseeable future. Therefore, Shareholders should expect that they will be unable to sell their Shares for an indefinite time or at a desired price. No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. Shareholders are not permitted to transfer their investment from the Fund to any other registered investment company. Because no public market exists for the Shares, and there is no assurance that any such market will develop in the foreseeable future, Shareholders should not expect to be able to liquidate their investment other than through the Fund’s share repurchase program or, in limited circumstances, as a result of transfers of Shares to other investors.

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Fund intends, but is not obligated, to conduct semiannual (i.e., twice a year) repurchase offers in the sole discretion of the Board, with the first such repurchase offer expected to occur in 2028; provided, that it is not expected that any such repurchase offers will be for more than 5% of the Fund’s net assets. Any repurchases of Shares will be made to all holders of Shares, at such times and on such terms as may be determined by the Board from time to time in its sole discretion. The Adviser will not recommend to the Board that the Fund conduct a repurchase offer during any period of time when the Adviser believes that conducting such a repurchase offer would not be in the best interests of the Fund and its shareholders, and there may be extended periods of time when the Fund does not conduct a repurchase offer. No Shareholder will have the right to require the Fund to redeem its Shares.

In connection with any repurchase offer, the number of Shares tendered for repurchase may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. Hence, you may not be able to sell your Shares when or in the amount that you desire.

Notwithstanding the foregoing, no assurance can be given that these repurchases will occur as contemplated or at all.

In the event that the Adviser or any of its affiliates holds Shares in its capacity as a Shareholder, such Shares may be tendered for repurchase in connection with any repurchase offer made by the Fund, without notice to the other Shareholders.

Determination to Repurchase Shares

In determining whether the Fund should offer to repurchase Shares thereof from its Shareholders pursuant to written requests, the Board will consider the recommendation of the Adviser. The Board also may consider the following factors, among others, in determining whether to repurchase Shares and the number of Shares to be repurchased:

●	whether any Shareholders of the Fund have requested to tender Shares to the Fund;
●	the working capital and liquidity requirements of the Fund;
●	the relative sizes of the repurchase requests and the Fund;
●	the past practice of the Fund in repurchasing Shares in the Fund;
●	the Adviser’s assessment of current market conditions relating to the Fund’s specific investments, in light of the Adviser’s future outlook for those markets and investments;
●	the Adviser’s assessment of the condition of the securities markets and the economy generally, as well as political, national or international developments or current affairs;
●	the anticipated U.S. federal income tax consequences of any proposed repurchases of Shares in the Fund; and
●	the Fund’s investment plans, the liquidity of its assets (including fees and costs associated with liquidating Fund Investments), and the availability of information as to the value of its interests in underlying Portfolio Companies and other investments.

During periods of financial market stress, the Board may determine that some or all of the Fund’s investments cannot be liquidated at their fair value, making a determination not to conduct repurchase offers more likely.

Determination of Repurchase Offer Amount

The Board will determine that the Fund will offer to repurchase Shares pursuant to written tenders only on terms that the Board determines to be fair to the Fund and Shareholders. The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of Shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) in connection with any given Expiration Date. As noted above, in certain circumstances the Board may determine not to conduct a repurchase offer, or to conduct a repurchase offer of less than 5% of the Fund’s net assets.

Notice to Shareholders

If the Board determines that the Fund will offer to repurchase Shares, the Fund will send to each Shareholder of record and to each beneficial owner of the Shares that are the subject of the repurchase offer a notification (“Shareholder Notification”). The Shareholder Notification will describe the commencement date of the repurchase offer, specify the date on which repurchase requests must be received by the Fund, and contain other terms and information Shareholders should consider in deciding whether to tender their Shares for repurchase. Written instructions with respect to each Shareholder’s tender of shares in a Repurchase Offer must be completed in the manner described, and on the appropriate forms included, in the Shareholder Notification.

The Expiration Date will be a date set by the Board occurring no sooner than 20 calendar days after the commencement date of the repurchase offer, provided that such Expiration Date may be extended by the Board in its sole discretion. The Expiration Date will be strictly observed. The Fund generally will not accept any repurchase request received by it or its designated agent after the Expiration Date. If a Shareholder fails to submit a repurchase request in good order by the Expiration Date, the Shareholder will be unable to liquidate shares until a subsequent repurchase offer, and may have to resubmit a request in the next repurchase offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good order any point before the Expiration Date.

Repurchase Price

The value of Shares being repurchased will be determined as of a date, determined by the Board, in its sole discretion, which will be no later than 60 days after the Expiration Date (the “Valuation Date”), and any such repurchase will be effected as of the Valuation Date (the “Repurchase Date”).

The repurchase price of the Shares will be the Fund’s NAV as of the close of regular trading on the NYSE on the Valuation Date. You may visit the Fund’s website at [●] to learn the NAV. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs of the Fund, and a toll-free number to call for information regarding the repurchase offer. The NAV per Share may change materially between the time that the Shareholder Notification is sent to Shareholders and the Expiration Date, and it may also change materially between the Expiration Date and Valuation Date. The method by which the Fund calculates NAV is discussed above under “Determination of Net Asset Value.”

The Fund does not currently charge a repurchase fee, and it does not currently expect to impose a repurchase fee. However, the Fund may in the future charge a repurchase fee of up to 2.00%, subject to the discretion of the Adviser, which the Fund would retain to help offset non-de minimis estimated direct or indirect costs incurred by the Fund in connection with the repurchase of Shares, thus allocating estimated transaction costs to the Shareholder whose Shares are being repurchased. The Fund may introduce, or modify the amount of, a repurchase fee at any time. The Fund may waive or reduce a repurchase fee if the Adviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs. If you invest in the Fund through a financial intermediary, your financial intermediary may charge service fees for handling Share repurchases. In such cases, there may be fees imposed by the intermediary on different terms (and subject to different exceptions) than those set forth above. Please consult your financial intermediary for details. See “Plan of Distribution” below.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by Shareholders prior to any Expiration Date will be repurchased subject to the aggregate Repurchase Offer Amount established for that Expiration Date. Payment pursuant to the repurchase offer will be made by check to the Shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, promptly after the Valuation Date. The Board may establish other policies for repurchases of Shares that are consistent with the 1940 Act, regulations thereunder and other applicable laws.

If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares. If the Fund determines not to repurchase more than the Repurchase Offer Amount, the Fund will repurchase the Shares on a pro rata basis, or take any other action permitted by the tender offer rules under the Exchange Act of 1934 (the “Exchange Act”) and described in the written tender offer notice to Shareholders. Each tender offer will be made and Shareholders will be notified in accordance with the requirements of the Exchange Act and the 1940 Act, either by publication or mailing or both. The tender offer documents will contain information prescribed by such laws and the rules and regulations promulgated thereunder. However, the Fund is permitted to accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered.

With respect to any required minimum distributions from an individual retirement account or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis which may result in the Fund not honoring the full amount of a required minimum distribution requested by a shareholder.

If any Shares that you wish to tender to the Fund are not repurchased because of proration, you may have to wait until the next repurchase offer and resubmit a new repurchase request, and your repurchase request will not be given any priority over other shareholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to have repurchased in a given repurchase offer or in any subsequent repurchase offer. In anticipation of the possibility of proration, some Shareholders may tender more Shares than they wish to have repurchased in a particular semiannual period in order to ensure the repurchase of a specific number of Shares, increasing the likelihood of proration.

There is no assurance that you will be able to tender your Shares when and/or in the amount that you desire.

Suspension or Postponement of Repurchase Offer

The Fund may suspend, postpone or terminate an offer to repurchase Shares in certain circumstances upon the determination of a majority of the Board, including a majority of the Independent Trustees, that such suspension, postponement or termination is advisable for the Fund and its Shareholders, including, without limitation, circumstances as a result of which it is not reasonably practicable for the Fund to dispose of its investments or to determine its net asset value, and other unusual circumstances. The Adviser will monitor and consult with the Board regarding the Fund’s preparation for repurchase offers to assess any liquidity, valuation or other issues and their potential impact on the management of the Fund’s portfolio, continuing sales and liquidity for future repurchase offers.

Consequences of Repurchase Offers

The repurchase of Shares is subject to regulatory requirements imposed by the SEC. The Fund’s repurchase procedures are intended to comply with such requirements. However, in the event that the Board determines that modification of the repurchase procedures described above is required or appropriate, the Board will adopt revised repurchase procedures as necessary to ensure the Fund’s compliance with applicable regulations or as the Board in its sole discretion deems appropriate. Following the commencement of an offer to repurchase Shares, the Fund may suspend, postpone or terminate such offer in certain circumstances upon the determination of a majority of the Board, including a majority of the Independent Trustees, that such suspension, postponement or termination is advisable for the Fund and its Shareholders, including, without limitation, circumstances as a result of which it is not reasonably practicable for the Fund to dispose of its investments or to determine its NAV, and other unusual circumstances.

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased Shares, however, may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses. The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. There is no assurance that the Fund will be able sell a significant amount of additional Shares so as to mitigate these effects. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn, would reduce the Fund’s NAV.

Repurchase of the Fund’s Shares will tend to reduce the amount of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional Shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of Shares by the Fund will be a taxable event to Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, see “U.S. Federal Income Tax Considerations” below and in the SAI.

The Fund is intended as a long-term investment. The Fund’s repurchase offers are a Shareholder’s only means of liquidity with respect to his or her Shares. Shareholders have no rights to redeem or transfer their Shares, other than limited rights pursuant to certain conditions and restrictions in the Fund’s declaration of trust.

Distribution Policy

The Fund intends to make distributions necessary to qualify to be taxed as a RIC and, once qualified, maintain its qualifications for taxation as a RIC. The Fund expects to declare and make distributions on a [quarterly] basis, or more or less frequently as determined by the Board, in arrears. Any distributions the Fund makes will be at the discretion of the Board, and will be based on, among other factors, the Fund’s present and reasonably projected future cash flow.

Shares that are issued to a Shareholder will accrue dividends until the Shareholder’s request that the Fund repurchase its Shares is accepted on the Expiration Date. Shareholders will be entitled to declared distributions on each of their Shares from the time the Shares are issued to the Shareholder until such Shares are repurchased by the Fund as described in “Repurchase Offers.”

Notwithstanding the foregoing, it is likely that many of the Portfolio Companies in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s expenses, means that there can be no assurance the Fund will have substantial income or pay dividends. The Fund is not a suitable investment for any investor who requires dividend income.

Distributions will be authorized at the discretion of the Board, in accordance with the Fund’s earnings, present and reasonably projected future cash flows and general financial condition. The Board’s discretion will be directed, in substantial part, by the Fund’s intention to comply with the RIC requirements. Generally, income distributed by a RIC will not be taxable to a RIC under the Code if it distributes as least 90% of its investment company taxable income each year (computed without regard to the dividends paid deduction and the RIC’s net capital gain).

The Fund is not prohibited from distributing its own securities in lieu of making cash distributions to Shareholders. The Fund’s declaration of trust also gives the Fund the right to distribute other assets rather than cash. The receipt of the Fund’s securities or assets in lieu of cash distributions may cause Shareholders to incur transaction expenses in liquidating the securities or assets. The Fund does not have any current intention to list its Shares on a stock exchange or other trading market, nor is it expected that a public market for the Shares will develop. The Fund also do not anticipate that it will distribute other assets in kind.

Although the Fund’s goal is to fund the payment of distributions solely from cash flow from operations, the Fund may pay distributions from other sources, including the net proceeds of the offering, cash advances by the Adviser, cash resulting from a waiver of fees or reimbursements due to the Adviser, borrowings in anticipation of future operating cash flow and the issuance of additional Shares, and the Fund has no limit on the amounts it may pay from such other sources. If the Fund funds distributions from financings or the net proceeds from the offering, the Fund will have less funds available for investment in Portfolio Companies. The Fund expects that its cash flow from operations available for distribution will be lower in the initial stages of the offering until the Fund has raised significant capital and made substantial investments. Further, because the Fund may receive income at various times during its fiscal year and because the Fund may need cash flow from operations during a particular period to fund expenses, the Fund expects that during the early stages of the Fund’s operations and from time to time thereafter, the Fund may declare distributions in anticipation of cash flow that the Fund expects to receive during a later period and these distributions would be paid in advance of the Fund’s actual receipt of these funds. In these instances, the Fund expects to look to third party borrowings, the offering proceeds or other sources to fund its distributions. Additionally, the Fund will make certain payments to the Adviser for services provided to the Fund. See “Management of the Fund – Fund Expenses.” Such payments will reduce the amount of cash available for distributions. Finally, payments to fulfill repurchase requests under the Share repurchase program will also reduce funds available for distribution to remaining Shareholders.

The Fund’s distributions will constitute a return of capital to the extent that they exceed the Fund’s current and accumulated earnings and profits as determined for U.S. federal income tax purposes. To the extent that a distribution is treated as a return of capital for U.S. federal income tax purposes, it will reduce a Shareholder’s adjusted tax basis in the Shareholder’s Shares, and to the extent that it exceeds the Shareholder’s adjusted tax basis will be treated as gain resulting from a sale or exchange of such Shares. Section 19(b) of the 1940 Act and Rule 19b-1 thereunder generally limits the Fund to one long-term capital gain distribution per year, subject to certain exceptions.

The Board may authorize distributions in stock or in excess of those required for the Fund to qualify for RIC tax status depending on the Fund’s financial condition and such other factors as the Board may deem relevant. The distribution rate may be modified by the Board from time to time. The Board reserves the right to change or suspend the distribution policy from time to time.

Dividend Reinvestment Plan

The Fund operates under a dividend reinvestment plan administered by the Adviser. Pursuant to the plan, the income dividends or capital gains or other distributions declared by the Fund, net of any applicable U.S. withholding tax, will be reinvested in the Shares of the Fund, provided that, if a Shareholder participates in an investment plan offered by the Adviser, such distributions will be reinvested in accordance with such investment plan.

Shareholders will not automatically participate in the dividend reinvestment plan. Shareholders must make an affirmative election to participate in the plan. If a Shareholder “opts in” to the plan (elects to reinvest in Shares), the Shareholder will participate in the plan unless and until the Shareholder elects to “opt out” of the plan (elects not to reinvest in Shares). As a result, if the Fund declares a cash dividend or other distribution payable in cash, Shareholders who are not enrolled in the plan will receive such dividends or distributions in cash, rather than having their dividends or distributions automatically reinvested in additional Shares of the Fund or pursuant to their investment plan, if applicable.

A Shareholder may elect to enroll and un-enroll in the dividend reinvestment plan by visiting his or her account on the Web App at www.[●].com. Any such election by a Shareholder generally must be received and processed by the Adviser before the end of the applicable calendar quarter or such election may not apply to the payment of that particular distribution.

When the Fund declares a distribution payable in cash, the Shareholders enrolled in the dividend reinvestment plan will receive an equivalent amount in Shares from the Fund either newly issued or repurchased from Shareholders by the Fund or according to their investment plan, if applicable. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution (or the percentage of the distribution allocable to the Fund under the terms of the investment plan, if applicable) by the Fund’s NAV per Share when the distribution is paid.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See “U.S. Federal Income Tax Considerations.” The Fund reserves the right to amend or terminate the dividend reinvestment plan, including the right to suspend or limit at any time the ability of Shareholders to reinvest distributions. Shareholders do not have additional rights upon termination of the dividend reinvestment plan, and if the dividend reinvestment plan were terminated, shareholders would receive distributions in cash.

For further information about the dividend reinvestment plan, visit the Web App at www.[●].com or [●]. All correspondence concerning the dividend reinvestment policy should be directed to the Fund by visiting the Web App website at www.[●].com.

U.S. Federal Income Tax Considerations

The Fund intends to qualify and elect to be taxed as a RIC under Subchapter M of the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98.2% of its capital gain net income, plus any amounts that were not distributed in previous taxable years, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts.

If the Fund fails to qualify as a RIC in any taxable year, it will be taxed as an ordinary corporation on its taxable income (even if such income is distributed to its shareholders) and all distributions out of earnings and profits will generally be taxed to certain noncorporate U.S. shareholders (including individuals) as “qualified dividend income” eligible for reduced maximum tax rates. If the Fund’s assets have an aggregate net unrealized built-in gain at the time the Fund first qualifies as a RIC, the Fund will be subject to tax at the regular corporate rate on such net built-in gain to the extent such gain is recognized within five years after so qualifying, unless the Fund elects to recognize such gain at the time it qualifies as a RIC, in which case the Fund would be treated as recognizing such gain while it was a C corporation.

Distributions of the Fund’s investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional Shares. Distributions of the Fund’s net capital gain designated as capital gain dividends, if any, are taxable to shareholders as long-term capital gains regardless of the length of time Shares have been held by such shareholders, whether paid in cash or reinvested in additional Shares. Distributions in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a shareholder’s Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such shareholder (assuming such Shares are held as a capital asset).

Although distributions generally are treated as taxable in the year they are paid, distributions declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by shareholders on the December 31st prior to the date of payment. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividends from domestic corporations will qualify for the dividends-received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in fixed-income and foreign securities generally is not eligible for this treatment.

Current law provides for reduced federal income tax rates on (i) long-term capital gains received by individuals and certain other non-corporate taxpayers and (ii) “qualified dividend income” received by individuals and certain other non-corporate taxpayers from certain domestic and foreign corporations. Fund shareholders, as well as the Fund itself, must also satisfy certain holding period and other requirements in order for such reduced rates for “qualified dividend income” to apply. To the extent that distributions from the Fund are designated as capital gain dividends, such distributions will be eligible for the reduced rates applicable to long-term capital gains. Foreign shareholders, including shareholders who are non-resident aliens, may be subject to U.S. withholding tax on certain distributions (whether received in cash or in shares) at a rate of 30% or such lower rate as prescribed by an applicable treaty. Foreign shareholders must provide documentation to the Fund certifying their non-United States status. Prospective foreign investors should consult their advisers concerning the tax consequences to them of an investment in Shares of the Fund. The sale or exchange of Shares in connection with a repurchase of Shares, as well as certain other transfers, will be a taxable transaction for U.S. federal income tax purposes. Except as discussed below, selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Shares sold and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss.

Any loss recognized upon a taxable disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

Fund distributions and gains from sale or exchange of Fund Shares generally are subject to state and local income taxes.

Any long-term or short-term capital gains realized on sale or repurchase of your Fund shares will be subject to federal income tax. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and cost basis will be reported to shareholders and the Internal Revenue Service. Cost basis will be calculated using the Fund’s default method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), the shareholder should contact that broker (nominee) with respect to reporting of cost basis and available elections for their account.

A repurchase of Shares will be treated under Section 302 of the Code as a taxable distribution unless the repurchase satisfies one of the tests set forth in Section 302(b) of the Code enabling the repurchase to be treated as a sale or exchange of the repurchased Shares. A repurchase that is not treated as a sale or exchange will be taxed in the same manner as regular distributions (e.g., ordinary dividend income to the extent paid out of earnings and profits unless properly designated as a capital gain dividend), and a repurchase treated as a sale or exchange will be taxed in the same manner as other taxable sales discussed above.

The repurchase will be treated as a sale or exchange if it (i) is “substantially disproportionate” with respect to the Shareholder, (ii) results in a “complete termination” of the Shareholder’s interest in the Fund, or (iii) is “not essentially equivalent to a dividend” with respect to the Shareholder, all within the meaning of Section 302(b) of the Code. In determining whether any of these tests have been met, Shares considered to be owned by the Shareholder by reason of certain constructive ownership rules set forth in the Code, as well as Shares actually owned, must generally be taken into account. Because the determination as to whether any of the alternative tests of Section 302(b) of the Code is satisfied with respect to any particular repurchase will depend upon the facts and circumstances as of the time the determination is made and the constructive ownership rules are complicated, prospective Shareholders are advised to consult their own tax advisers to determine such tax treatment.

If a repurchase of Shares is treated as a distribution that is taxable as a dividend, the amount of the distribution would be measured by the amount of cash and the fair market value of the property received by the repurchasing Shareholder. In addition, although guidance is sparse, the IRS could take the position that Shareholders who do not participate in any repurchase treated as a dividend should be treated as receiving a constructive stock distribution taxable as a dividend in the amount of the increased percentage ownership in the Fund as a result of the repurchase, even though such Shareholder did not actually receive cash or other property as a result of such repurchase. The amount of any such constructive dividend would be added to the non-repurchasing Shareholder’s basis in his or her Shares. It also is possible that under certain technical rules relating to the deduction for dividends paid, the IRS could take the position that repurchases taxed as dividends impair the Fund’s ability to satisfy the Fund’s distribution requirements under the Code.

Backup withholding rules require the Fund, in certain circumstances, to withhold federal income tax from dividends and certain other payments, including repurchase proceeds, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and make certain required certifications (including certifications as to foreign status, if applicable), or who are otherwise subject to backup withholding. Under the Foreign Account Tax Compliance Act (FATCA), the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The Fund may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA. The federal income tax discussion set forth above is for general information only. Shareholders and prospective investors should consult their own advisers regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares of the Fund, as well as the effects of state, local and foreign tax laws and any proposed tax law changes. For more information, see the “Taxation” section in the Fund’s Statement of Additional Information.

Prospective investors are urged to consult their own tax advisors regarding an investment in the Shares of the Fund in light of their own particular circumstances.

ERISA Considerations

Employee benefit plans and other plans subject to Employee Retirement Income Security Act of 1974, as amended (“ERISA”), or the Code, including corporate savings and 401(k) plans, IRAs and Keogh Plans (each, a “Plan”) may purchase Shares. ERISA, for example, imposes certain general and specific responsibilities on persons who are fiduciaries with respect to an ERISA Plan, including prudence, diversification, prohibited transactions and other standards. Because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of any Plan investing in the Fund for purposes of the fiduciary responsibility and prohibited transaction rules under Title I of ERISA or Section 4975 of the Code. Thus, neither the Fund or the Adviser will be a fiduciary within the meaning of ERISA or Section 4975 of the Code with respect to the assets of any Plan that becomes a Shareholder, solely as a result of the Plan’s investment in the Fund.

The provisions of ERISA are subject to extensive and continuing administrative and judicial interpretation and review. The discussion of ERISA contained herein is, of necessity, general and may be affected by future publication of regulations and rulings. Potential investors should consult their legal advisers regarding the consequences under ERISA, the Code or other applicable law of an investment in the Fund through a Plan.

Description of Capital Structure and Shares

The following descriptions of the Fund’s Shares, certain provisions of Delaware law and certain provisions of the Fund’s Governing Documents are summaries and are qualified by reference to Delaware law and the Governing Documents, a copy of which is filed as an exhibit to the Registration Statement of which this Prospectus is a part. Reference should be made to the Governing Documents on file with the SEC for the full text of these provisions.

Shares

The Fund is a Delaware statutory trust organized on June 16, 2026 under the laws of the state of Delaware, issuing shares of beneficial interest. Shares of beneficial interests in the Fund will be denominated in common shares. The Fund’s Governing Documents provides that the Fund may issue an unlimited number of Shares.

All of the Shares offered by this Registration Statement will be duly authorized and validly issued. Upon payment in full of the consideration payable with respect to the Shares, as determined by the Board, the holders of such Shares will not be liable to the Fund to make any additional capital contributions with respect to such Shares. Holders of Shares have no conversion, exchange, sinking fund or appraisal rights, no pre-emptive rights to subscribe for any securities of the Fund and no preferential rights to distributions. However, holders of Shares will be eligible to participate in the Fund’s Share repurchase program, as described in “Repurchase Offers.”

The Fund expects that it will make and declare dividends, if any, on a [quarterly] basis, or more or less frequently as determined by the Board, in arrears. See “Distribution Policy.” Unless a Shareholder elects to participate in the Fund’s dividend reinvestment plan, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the plan. See “Dividend Reinvestment Plan.”

The Fund has an October 31 fiscal year end. In addition, the Fund intends to qualify and elect to be taxed as a RIC for U.S. federal income tax purposes for its taxable year ending October 31, [2027].

The following table shows the amount of Shares in the Fund that were authorized and outstanding as of [●], 2026.

Title of Class Outstanding	Amount Authorized	Amount Held by the Fund	Amount Outstanding
Common Shares	Unlimited	None	[●]

Voting Rights

The Fund’s Shareholders will have voting rights only with respect to matters on which a vote of Shareholders is required by the 1940 Act, the Governing Documents or a resolution of the Board. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. The Governing Documents provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Except when a larger vote is required by applicable law or any provision of the Governing Documents, when a quorum is present at any meeting of Shareholders, a majority of the Shares shall decide any questions and a plurality of the Shares voted shall elect a Trustee, provided that where any provision of law or of the Governing Documents requires that the holders of any series shall vote as a series (or that holders of a class of Shares shall vote as a class), then, a majority of the Shares of the series (or class) voted on the matter (or a plurality with respect to the election of a Trustee) shall decide the matter insofar as that series (or class) is concerned. There will be no cumulative voting in the election of Trustees. Under the Governing Documents, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Agreement to be Bound by the Governing Documents; Power of Attorney; Waiver of Jury Trial

By purchasing a Share, you will be admitted as a member of the Fund and will be bound by the provisions of, and deemed to be a party to, the Governing Documents. Shareholders should be aware that the Governing Documents requires that a shareholder’s right to a jury trial be waived to the fullest extent permitted by law in any litigation relating to the shareholder’s investment in the Fund. The waiver of a jury trial may limit a shareholder’s ability to litigate a claim in a manner that is more favorable to the shareholder. Other investment companies may not impose a similar limitation. A court may choose not to enforce this provision of the Governing Documents.

Pursuant to the Governing Documents, each Shareholder and each person who acquires a Share from a Shareholder grants to the Trustees and officers of the Fund a power of attorney to, among other things, execute and file documents required for the Fund’s qualification, continuance or dissolution. The power of attorney also grants the Trustees and officers of the Fund the authority to make certain amendments to, and to execute and deliver such other documents as may be necessary or appropriate to carry out the provisions or purposes of, the Governing Documents.

Limitation of Liability and Indemnification; Indemnification and Advance of Expenses

Pursuant to the Governing Documents, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Except as otherwise provided in the Governing Documents, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense of any claim, action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Governing Documents.

Pursuant to the Governing Documents, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives an undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Amendment of the Governing Documents

Subject to the provisions of the 1940 Act, pursuant to the Governing Documents, the Board may amend the Governing Documents without any vote of Shareholders.

Termination and Dissolution

The Fund will continue as a Delaware statutory trust until terminated under the Governing Documents. The Fund will dissolve upon: (i) the election of the Board to dissolve the Fund; (ii) the sale, exchange or other disposition of all or substantially all of the Fund’s assets; (iii) the entry of a decree of judicial dissolution of the Fund; or (iv) at any time that the Fund no longer has any Shareholders, unless the Fund’s business is continued in accordance with applicable Delaware law.

Plan of Distribution

This offering is being made directly by us, and we have not retained and do not intend to retain an underwriter, dealer manager, or broker-dealer in connection with the offer and sale of the Shares offered pursuant to this prospectus. We market Fund Shares directly to investors via social media posts and other channels, which direct potential investors to the Web App, where investors may purchase Shares directly from the Fund.

Shares are available for purchase directly from the Fund through the Web App. The Web App is owned and operated by [●], the Adviser’s [●].

The minimum initial investment for Fund Shares is $[1,000], with a $[50] minimum for subsequent investments. There is no minimum for additional Share purchases made pursuant to the Fund’s dividend reinvestment plan. The Fund may waive or reduce these minimums in the discretion of the Adviser based on the Adviser’s consideration of various factors, including the investor’s overall relationship with the Adviser or the Subadviser. The Fund, in the sole discretion of the Adviser, may also aggregate the accounts of affiliated investors for purposes of determining satisfaction of these minimum investment amounts.

Getting Started – Opening an Account

If you are a new investor, you will need to open an account with the Fund through the Web App before you may purchase Shares. The Web App is available at www.[●].com and is free to access and use.

The Web App will provide step-by-step instructions to open and fund a new account, and this application process is completed entirely through the Web App. As part of this process, and prior to opening your account, the Fund will collect certain information from you through the Web App in accordance with its anti-money laundering and know-your-customer policies and procedures.

You will need to link one of your bank accounts to your Web App account in order to complete your account and purchase Shares. Share purchases will be funded through electronic funds transfer from your linked bank account. The Fund, through the Web App, will not accept cash, credit card convenience checks, prepaid debit cards, non-bank money orders, travelers checks or checks drawn on foreign banks as forms of payment to purchase Shares.

The Fund will also use electronic funds transfer to transfer any redemption proceeds. In addition, if you elect to receive dividends in cash, the Fund will transfer any Fund dividends through electronic funds transfer. In each case, prior to sending any redemption proceeds or cash dividends, we may ask you to confirm your bank account information through the Web App.

The Web App will keep your bank information on file for future purchases and redemptions (and for payment of dividends if you elect to receive dividends in cash). When you open a Fund account through the Web App and purchase Shares, it does not create a checking or other bank account relationship with the Fund or any bank.

Purchasing Shares

Once we have opened your account, including confirming that you have linked your bank account through the Web App, you may use the Web App to submit orders to purchase Shares at any time. To make a same day investment through the Web App on any Business Day, your order via the Web App must be received and accepted by us prior to [2:00] p.m. Eastern Time. If your Share purchase request is received in good order and accepted by us by [2:00] p.m. Eastern Time on any Business Day, then your purchase request will be processed at the NAV calculated that Business Day upon the close of regular trading on the NYSE (4:00 p.m. Eastern Time). A “Business Day” is any day on which the NYSE is open for regular trading. If your Share purchase request is received in good order after [2:00] p.m., or is received on a day that is not a Business Day, then your purchase request will be processed at the NAV calculated on the following Business Day. A purchase order is in “good order” when the Fund receives all required information, including properly completed and signed documents and the full subscription amount, and the purchase order is approved by the Fund. If you would like to purchase Shares during any period where the Web App is experiencing a widespread outage, please call us toll-free at 1-[●] for information about how you may submit orders to purchase Shares outside of the Web App.

Please note that the Fund may stop offering Shares completely or may offer Shares only on a limited basis, for a period of time or permanently. The Fund may also restrict, reject, or cancel purchase orders. When you buy Shares, it does not create a checking or other bank account relationship with the Fund or any bank.

Reports to Shareholders

Shareholders may opt to receive the Fund’s audited annual reports and unaudited semi-annual reports, including a list of investments held, electronically through the Web App. For Shareholders who have not opted to receive such reports through the Web App, the Fund will send to such Shareholders the Fund’s annual and semi-annual reports. In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to Shareholders reasonably believed to be from the same family or household. Once implemented, a Shareholder must contact the Fund to discontinue householding and request individual copies of these documents by vising www.[●].com. Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

Administrator

Trailmark Fund Solutions, LLC (the “Administrator”) provides certain administration and portfolio accounting services to the Fund. The Administrator is located at 3000 Auburn Drive., Ste 410, Beachwood, OH 44122.

Custodian and Transfer Agent

[●] (the “Custodian”), which has its principal offices at [●], serves as the custodian for the securities and cash of the Fund’s portfolio pursuant to a Custody Agreement with the Fund. Under the Custodian Agreement, the Custodian holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to their duties. The Fund may decide in the future to self-custody its assets, including securities, cash and other assets. In the event that the Fund elects to self-custody assets in the future, the Fund will do so in accordance with the requirements of Rule 17f-2 under the 1940 Act.

Trailmark Fund Solutions, LLC (the “Transfer Agent”), which has its principal office at 3000 Auburn Drive., Ste 410, Beachwood, OH 44122, serves as the Fund’s transfer agent for all transactions in the Fund’s shares through the Web App.

Independent Registered Accounting Firm

Tait, Weller & Baker, LLP, located at Two Liberty Place, 50 South 16th Street., Suite 2900, Philadelphia, Pennsylvania 19102, is the Fund’s independent registered public accounting firm.

Additional Information

This Prospectus and the SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. [●]). The complete Registration Statement, including the exhibits filed therewith, may be obtained from the SEC at www.sec.gov. See the cover page of this Prospectus for information about how to obtain a paper copy of this Prospectus or the SAI without charge.

Statements contained in this Prospectus and the SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

Inquiries concerning the Fund and the Shares should be directed by mail to the Fund at [●], by calling [●], or by visiting the Fund’s website at [●].

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

Subject to completion, dated August 13, 2026

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

StartEngine Tech Growth Fund

August [●], 2026

This Statement of Additional Information (“SAI”) of the StartEngine Tech Growth Fund (the “Fund”) is not a prospectus, but should be read in conjunction with the Fund’s prospectus dated August [●], 2026, as revised from time to time. You should read the Fund’s prospectus prior to purchasing Fund shares. For a free copy of the Fund’s current prospectus, please call us toll-free at [●] or visit our website at [●]. The information on the Fund’s website is not incorporated by reference into this SAI you should not consider it a part of this SAI. The Fund’s prospectus and other information about the Fund is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

i

General Information and History

The Fund is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on June 16, 2026, pursuant to a Certificate of Trust, governed by the laws of the State of Delaware. The Fund has no operating history.

The Fund currently offers one class of shares of beneficial interest in the Fund (“Shares”). The Fund may offer additional Share classes in the future, subject to obtaining an exemptive order from the SEC. The Fund may suspend its offering of Shares at any time and may refuse any order to purchase Shares.

Each Share has one vote, with fractional Shares voting proportionally. The Shares are not listed on any securities exchange, there is currently no secondary market for the Shares, and potential shareholders should not rely on a secondary market developing in the future for the Shares. Shareholders will not have the right to redeem their Shares. However, as described in the prospectus, in order to provide some liquidity to shareholders, the Fund will conduct periodic repurchase offers for a portion of its outstanding Shares.

The Fund’s Board of Trustees (the “Board”) has overall responsibility for monitoring and overseeing the Fund’s management and operations. StartEngine Advisors LLC is the Fund’s investment adviser (the “Adviser”).

Investment Objective and Policies

The Fund’s investment objective and principal investment strategies, along with the principal risks associated with these investment strategies, are set forth in the Fund’s prospectus. Certain additional information regarding the Fund’s investment program is set forth below.

Fundamental Policies

The investment restrictions set forth below are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting Shares of the Fund. The vote of a majority of the outstanding voting Shares of the Fund means the vote, at an annual or special meeting, of (a) 67% or more of the outstanding voting Shares present at such meeting, if the holders of more than 50% of the outstanding voting Shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding voting Shares of the Fund, whichever is the less. For purposes of the fundamental investment restrictions, the phrase “to the extent permitted under the Investment Company Act and the rules and regulations thereunder” may be informed by guidance and interpretations of the SEC or its staff or exemptive relief from the SEC.

●	The Fund may borrow money to the extent permitted under the Investment Company Act and the rules and regulations thereunder.

●	The Fund may issue senior securities to the extent permitted under the Investment Company Act and the rules and regulations

●	The Fund may act as an underwriter of securities issued by others to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities.

●	The Fund may purchase or sell real estate and interests in real estate to the extent permitted under the Investment Company Act and the rules and regulations thereunder.

●	The Fund may invest in commodities or contracts relating to commodities to the extent permitted under the Investment Company Act and the rules and regulations thereunder.

●	The Fund may make loans to the extent permitted under the Investment Company Act and the rules and regulations thereunder.

●	The Fund may not “concentrate” its investments in a particular industry or group of industries, except to the extent permitted under the Investment Company Act and the rules and regulations thereunder; provided, however, that the Fund will, under normal market conditions, concentrate its investments in the securities of issuers in technology and technology-related industries.

In addition, the Fund is classified as a “non-diversified company,” as that term is defined in the Investment Company Act.

Important Notations Regarding the Fund’s Fundamental Policies. The following notations are not considered to be part of the Fund’s fundamental policies and, therefore, are subject to change without shareholder approval.

Borrowing Money. Under current law as interpreted by the SEC and its staff, the Fund may borrow money in the amount of up to one-third of the Fund’s total assets for any purpose and up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. The Fund’s total assets include the amounts being borrowed. To limit the risks that accompany borrowing, the Investment Company Act requires the Fund to maintain at all times an asset coverage of 300% of the amount of its borrowings. The Fund expects to use proceeds from borrowing for investment purposes and to satisfy Shareholder repurchase requests.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness, including the issuance of debt or preferred Shares of beneficial interest. Current law, as interpreted by the SEC and its staff, provides that, in the case of a senior security representing indebtedness, a closed-end investment company must have asset coverage of 300% immediately after such issuance, and no cash dividends on the company’s stock may be made unless the indebtedness generally has an asset coverage at that time of 300%. In the case of a class of senior security representing a stock, a closed-end investment company must have asset coverage of 200% immediately after such issuance, and no cash dividends on the company’s stock may be made unless the preferred stock generally has an asset coverage at that time of 200%. Shareholders of preferred stock also must have the right, as a class, to elect at least two trustees at all times and to elect a majority of trustees if dividends on their stock are unpaid in certain amounts.

Underwriting. Under the Investment Company Act, underwriting securities generally involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. The Fund’s limitation with respect to underwriting securities is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

Real Estate. The Investment Company Act does not directly restrict an investment company’s ability to invest in real estate or interest in real estate, but does require that every investment company have a fundamental investment policy governing such investments.

Commodities. The Investment Company Act does not directly restrict an investment company’s ability to invest in commodities or contracts related to commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Loans. Under current law as interpreted by the SEC and its staff, the Fund may not lend any security if, as a result, more than 33⅓% of its total assets would be lent to other parties. This restriction does not apply to purchases of debt securities or repurchase agreements in accordance with the Fund’s investment objective and policies. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

2

Concentration. Although the Investment Company Act does not define what constitutes “concentration” in an industry or group of industries, under current law as interpreted by the SEC and its staff, any fund that invests more than 25% of its total assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) is deemed to be “concentrated” in that industry or group of industries. The Fund does not apply this restriction to (i) repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. government agency securities. The Fund will consider the concentration policy of any underlying funds in which the Fund invests for purposes of the Fund’s concentration policy. For purposes of the Fund’s industry concentration policy, the Adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. For this purpose, technology and technology-related industries include companies operating in the information technology and telecommunication services sectors and in the following industries: internet and catalog retail; media; electrical equipment; biotechnology; health care equipment and supplies; and health care technology. Technology and technology-related industries may also include, in the judgment of the Adviser, companies operating in other sectors, sub- sectors and industries. The Adviser may, but need not, consider industry classifications provided by third parties.

Non-Fundamental Policies

The Fund’s investment objective is non-fundamental, and may be changed by the Board without shareholder approval.

In addition, the Board has adopted the following non-fundamental policy, which may be changed or amended by action of the Board without approval of Fund shareholders:

●	80% Investment Policy. Should the Fund’s name suggest that the Fund focuses its investments in a particular type of investment or investments, or in investments in a particular industry or group of industries, the Fund’s policy of investing, under normal circumstances, “at least 80% of its net assets (plus the amount of any borrowings for investment purposes)” may be changed by the Board without Shareholder approval. However, Shareholders would receive at least 60 days’ prior notice of any change.

Management of the Fund

The business and affairs of the Fund are managed under the direction of the Fund’s Board, which has overall responsibility for monitoring and overseeing the Fund’s management and operations. A majority of the members of the Board are persons who are not “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act, each, an “Independent Trustee” and, collectively, the “Independent Trustees”) of the Fund or the Adviser. Any vacancy on the Board may be filled by the remaining Trustees, except to the extent the Investment Company Act requires the election of Trustees by shareholders. Subject to the provisions of Delaware law and the Fund’s Agreement and Declaration of Trust, the Trustees will have all powers necessary and convenient to carry out this responsibility.

Trustees and Officers

The charts below identify the Fund’s Trustees and officers as of the date of this SAI. The address of each Trustee and Fund officer is 4100 West Alameda Ave, 3rd Floor, Burbank, CA 91505.

Name, Year of Birth, Position(s) held with the Fund, and Length of Service(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Independent Trustees
Casey Borman (Born [●]), Trustee since 2026	Continuing Lecturer, University of California Los Angeles; Investor, Financial Analyst, Consultant & Attorney, Borman Capital.	1	0
Anthony Ginsberg (Born 1968), Trustee and Board Chair since 2025	Investment Manager and Chief Executive Officer, Global Asset Management; Board Member, YPO Pacific Regional Board; Board Member, South Africa Institute of Race Relations.	1	1
Mark Schwartz (Born 1956), Trustee since 2026	Director of Onfolio Holdings	1	1
Interested Trustee
Howard Marks (3) (Born 1962), Trustee since 2025	CEO and Co-Founder of StartEngine, Inc.; President of the Adviser	1	1

(1)	Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.
(2)	The “Fund Complex” consists of the Fund only.
(3)	Howard Marks is considered to be an “interested person” of the Fund (as that term is defined by Section 2(a)(19) in the Investment Company Act) because of his affiliation with the Adviser and its parent company.

3

Additional Officers of the Fund

Name, Year of Birth, Position(s) held with the Fund	Length of Service with the Fund	Principal Occupation(s) During the Past 5 Years
Howard Marks (Born 1962), President	Since 2026	CEO and Co-Founder of StartEngine, Inc.; President of the Adviser
Gordon Jones (Born 1988), Treasurer	Since 2026	Member of Gryphon Fund Group, LLC since 2021; Treasurer of IDX Funds since 2021; Director of Fund Administration and Tax, Winbridge Partners, LLC (2020 – 2021); Senior Tax Manager, Cohen & Company, Ltd (2010 – 2020).
Hunter Strassman (Born [●]), Secretary	Since 2026	[●]
Jonathan Van Duren (Born 1982), Chief Compliance Officer	Since 2026	Founder and Principal of JVD Consulting LLC (2024 – Present); Counsel at Greenberg Traurig LLP (2021 – 2024); Associate at Bryan Cave Leighton Paisner LLP (2018 – 2021).

As of August [●], 2026, the Trustees and Officers of the Fund as a group owned less than one percent of the Fund’s outstanding Shares.

Board Leadership and Structure

The Board is currently comprised of four Trustees, three of whom are Independent Trustees, which means they are not interested persons of the Fund or the Adviser. The Board meets periodically throughout the year to discuss and consider matters concerning the Fund and to oversee the Fund’s activities, including its investment performance, compliance program and risks associated with the Fund’s activities. Howard Marks, an interested Trustee, currently serves as Chair of the Board.

Board Standing Committees

The Board has established two standing committees to facilitate the Trustees’ oversight of the management of the Fund: an Audit Committee and a Nomination and Compensation Committee. Each Committee is chaired by an Independent Trustee. The scope of each committee’s responsibilities is discussed in greater detail below:

●	Audit Committee. The Audit Committee’s responsibilities include, but are not limited to, assisting the Board’s oversight of the preparation of the Fund’s financial statements and internal audit functions, and evaluating and reviewing all matters pertaining to the Fund’s independent auditors, including their independence. The Committee discharges this oversite by meeting periodically with the Fund’s management and with the Fund’s independent auditors, and by keeping current on industry developments.

The Committee is comprised of the Fund’s three Independent Trustees. Mark Schwartz currently serves as Chair of the Committee.

4

●	Nomination and Compensation Committee. The Nomination and Compensation Committee is responsible for (i) determining requisite standards or qualifications for nominees to serve as Trustees on the Board; (ii) identifying possible candidates to become members of the Board in the event that a Trustee position is vacated or created, and/or in contemplation of a shareholders’ meeting at which one or more Trustees are to be elected; (iii) considering and evaluating such candidates and recommending Trustee nominees for the Board’s approval; and (iv) considering and evaluating nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.

Shareholders who wish to recommend a nominee to serve as a Trustee on the Board should send nominations to the Secretary of the Fund. Shareholder nomination submissions must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by Fund shareholders. The Committee may also request additional information deemed reasonably necessary for the Committee to evaluate such nominee. The Committee will consider nomination recommendations by Fund shareholders for up to one year from receipt.

In addition, the Committee is responsible for recommending for approval by the Board the structure and levels of compensation and other related benefits to be paid or provided by the Fund to Board members.

The Committee is comprised of the Fund’s two Independent Trustees. Anthony Ginsberg currently serves as Chair of the Committee.

The Board has determined that this committee structure allows it to focus more effectively on the oversight of risk as part of its broader oversight of the Fund’s affairs. While risk management is the primary responsibility of the Fund’s Adviser, the Board regularly receives reports regarding Fund investment risks and compliance risks. The Board’s committee structure allows its separate committees to focus on different aspects of these risks and their potential impact on the Fund, and to discuss with the Fund’s Adviser how it monitors and controls such risks. The Board has adopted a written charter for each Committee. The Board reviews its leadership and committee structure periodically, and believes that its structure is appropriate to enable the Board to exercise its oversight of the Fund.

Trustee Qualifications

The Board has determined that each Trustee is qualified to serve as a Trustee of the Fund, based on a review of the experience, qualifications, attributes and skills (“Qualifications”) of each Trustee, including those listed in the table above and those summarized below. Among the Qualifications common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Fund, the ability to interact effectively with the Adviser and other Fund service providers, and the ability to exercise independent business judgment. Each Trustee’s ability to perform his or her duties effectively has been attained through the individual’s business and professional experience and accomplishments and the individual’s educational background, professional training, and/or other life experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee.

The following is a brief summary of certain Qualifications of each Trustee (in addition to the principal occupation(s) during the past five years noted in the table above) that support the conclusion that each individual is qualified to serve as a Trustee:

●	Casey Borman – Casey Borman’s experience as a Continuing Lecturer at the University of California Los Angeles and as an investor, financial analyst, consultant and attorney.
●	Anthony Ginsberg – Anthony Ginsberg’s experience as an Investment Manager and Chief Executive Officer at Global Asset Management.
●	Mark Schwartz – Mark Schwartz’s experience as an investment banker with 30+ years experience at public, private equity, venture-backed, and family-owned enterprises.
●	Howard Marks – Howard Mark’s experience as an entrepreneur and as a co-founder and Chief Executive Officer of StartEngine, Inc.

5

Trustee Ownership of Fund Shares

The table below shows the dollar range of Fund Shares owned by each Trustee as of the date of this SAI:

Name of Trustee	Dollar Range of Fund Shares Owned(1)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies(2)
Independent Trustees
Casey Borman	None	None
Anthony Ginsberg	None	None
Mark Schwartz	None	None
Interested Trustee
Howard Marks	None	None

(1)	The Fund had not yet commenced operations as of the date of this SAI.

(2)	The “Family of Investment Companies” consists of the Fund only.

Trustee Compensation

The Fund pays each Independent Trustee an annual retainer of $[●], which includes compensation for all regular Board and Committee meetings. Independent Trustees are also reimbursed by the Fund for expenses they incur relating to their services as Trustees, including travel and other expenses incurred in connection with attendance at in-person Board and Committee meetings. The Independent Trustees do not receive any other compensation from the Fund.

Howard Marks, the Fund’s sole Interested Trustee, receives no compensation from the Fund for his services.

The table below provides information regarding compensation that the Fund expects to pay to each Independent Trustee during the Fund’s initial fiscal period ending [March 31, 2027].

Name of Independent Trustee	Aggregate Compensation from the Fund(1)		Total Compensation from Fund and Fund Complex Paid to Trustees(2)
Casey Borman	$	[●]	$	[●]
Anthony Ginsberg	$	[●]	$	[●]
Mark Schwartz	$	[●]	$	[●]

(1)	Estimated compensation to be paid to each Independent Trustee for the Fund’s initial fiscal period ending [March 31, 2027].
(2)	The “Family of Investment Companies” consists of the Fund only.

Contacting the Fund’s Trustees

Fund shareholders desiring to send communications to the Board (or to individual Trustees) should address their correspondence to:

The StartEngine Tech Growth Fund

4100 W. Alameda Avenue, 3rd Floor

Burbank, California 91505

Indemnification of Trustees and Officers

The Fund’s Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

6

The Fund’s Adviser

The Adviser

StartEngine Advisors LLC (the Adviser) serves as the Fund’s investment adviser. The Adviser was formed in [●] and is located at 200 Broadhollow Road, Suite 207, Melville, New York 11747.

The Adviser is a wholly-owned subsidiary of StartEngine Crowdfunding Inc., which is controlled by Howard Marks. Mr. Marks, an affiliate of the Fund by virtue of his position as an officer and Trustee of the Fund as identified above, is presumed to control the Adviser because of his ownership of the outstanding voting securities of StartEngine Crowdfunding Inc., the Adviser’s parent company.

Mr. Marks is also an officer or employee of the Adviser and its affiliates, and will benefit from the management fees paid by the Fund to the Adviser.

Management Contract

Management Contract

Under a Management Contract between the Fund and the Adviser that was approved by the Board and by shareholders, the Adviser furnishes and manages a continuous investment program for the Fund. In this regard, and subject to the supervision of the Board, the Adviser is responsible for (i) developing, implementing and supervising the investment program of the Fund and the composition of its portfolio; (ii) determining the timing and amount of commitments, investments and/or disposals to be made by the Fund, the securities and other investments to be purchased or sold by the Fund in connection therewith; and (iii) arranging for the purchase of securities and other investments for the Fund and the sale or redemption of securities and other investments held in the portfolio of the Fund. Subject to the control of the Board, and except for the functions carried out by Fund officers, the Adviser also manages, supervises, and conducts the other affairs and business of the Fund and matters incidental thereto. The Management Contract permits the Adviser to engage a subadviser to manage the Fund’s portfolio, subject to Board and shareholder approval.

The Management Contract sets the fees the Fund pays to the Adviser (described below), describes the expenses that the Fund is responsible to pay to conduct its business, and provides for the Fund to reimburse the Adviser for any third-party charges and out-of-pocked expenses that the Adviser pays that would be the responsibility of the Fund under the Management Contract (unless such reimbursement is waived by the Adviser). For additional information about the expenses borne by the Fund, please see the “Fund Expenses” section of this SAI.

The Management Contract provides that the Adviser will not be liable to the Fund for any error of judgement or mistake of law or for any loss suffered by the Fund, except a loss resulting from a breach of the Adviser’s fiduciary duty with respect to the receipt of compensation for services or a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its duties under the Management Contract. The Management Contract also provides for the Fund to indemnify the Adviser (including any member, director, officer, or employee of the Adviser, and certain of their affiliates), to the fullest extent permitted by law, against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Fund, so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, or gross negligence, or from reckless disregard by such party of its duties to the Fund. The Management Contract provides that the rights of indemnification provided therein shall not be construed so as to provide for indemnification of any aforementioned persons for any losses (including any liability under federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith) to the extent (but only to the extent) that such indemnification would be in violation of applicable law.

The Management Contract provides for an initial two-year term, and will continue in effect thereafter only so long as its continuance is approved at least annually by vote of either the Board or of Fund shareholders and, in either case, by a vote of a majority of the Independent Trustees. The Management Contract may be terminated at any time, without penalty, by vote of the Board or Fund shareholders, or by the Adviser, in each case upon at least 60 days’ prior written notice to the Adviser or the Fund (as applicable). This 60-day notice requirement may be waived. In general, the Management Contract may be amended only by a vote of Fund shareholders. The Management Contract also terminates without payment of any penalty in the event of its assignment.

7

In each of the foregoing cases, the vote of Fund shareholders is the affirmative vote of a “majority of the outstanding voting securities” of the Fund as defined in the Investment Company Act.

A discussion regarding the basis for the Board’s approval of the Management Contract is included in the Fund’s initial annual or semiannual report to shareholders.

Management Fee

Management Fee

The Management Contract provides for the Fund to pay a management fee to the Adviser, computed and paid monthly, at the annual rate of 2.5% of the Average Daily Net Assets of the Fund (the “Management Fee”). Under the Management Contract, the “Average Daily Net Assets of the Fund” for each month are determined by taking an average of all of the determinations of such amount during such the month at the close of business on each business day during the month. The Management Fee is payable for each month within 15 business days after the end of such month.

As of the date of this SAI, the Fund had not yet commenced investment operations and, therefore, the Fund has not paid any management fee to the Adviser.

Portfolio Management

Other Accounts Managed by the Portfolio Managers

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) (the “Other Accounts”) that the Fund’s portfolio managers managed as of [●], 2026. Except as noted, none of the other accounts pays a fee based on the account’s performance.

	Other SEC-Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Managers	Number of Accounts	Assets		Number of Accounts	Assets		Number of Accounts	Assets
Howard Marks	[●]	$	[●]	[●]	$	[●]	[●]	$	[●]
Hunter Strassman	[●]	$	[●]	[●]	$	[●]	[●]	$	[●]

The portfolio managers may have conflicts of interest in managing the Fund and the Other Clients, at least one of which invests in the same type of or similar securities as the Fund. For example, the portfolio managers may have conflicts of interest in allocating their time and activity between the Fund and the Other Clients. The portfolio managers may at times give advice or take action with respect to the Other Clients that differs from the advice given with respect to the Fund because of, among other things, differences between the Fund’s and the Other Clients’ investment policies and limitations, tax ramifications, available capital, and risk constraints. As a policy, the Adviser and its affiliates will endeavor to allocate investment opportunities among its various client accounts—including the Fund—in a manner they believe to be as equitable as feasible, considering each account’s objectives, programs, limitations, and capital available for investment. This may mean that a particular opportunity available to the portfolio managers may not be allocated to the Fund, but to Other Clients.

The Adviser believes the above conflicts are mitigated to an extent because it has written policies and procedures regarding investment allocation intended to address the fair and equitable treatment of all accounts. The portfolio managers are obligated to adhere to these policies and procedures in their management of the Fund and the Other Clients. There is no guarantee, however, that the Fund will not be limited in its investment opportunities as a result of the portfolio managers’ management of Other Accounts.

8

Portfolio Manager Compensation

[The portfolio managers receive from the Adviser a fixed annual salary and a discretionary bonus, which is dependent upon the overall performance of the Fund.]

Portfolio Manager Ownership of Fund Shares

The Fund is a newly-organized closed-end management investment company. Accordingly, as of the date of this SAI, none of the portfolio managers beneficially owned any securities issued by the Fund.

Code of Ethics

The Fund and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the Investment Company Act. These codes permit personnel subject to the respective codes of ethics to invest in securities, including securities that may be purchased or held by the Fund.

The codes of ethics of the Fund and the Adviser are each available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of these codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Proxy Voting Policies

The Fund’s venture capital investments in Portfolio Companies and investments in Portfolio Funds are not expected, in general, to convey traditional voting rights, and the occurrence of corporate governance or other consent or voting matters for this type of investment are anticipated to be substantially less than that encountered in connection with registered securities. The Fund may on occasion, however, receive notices or proposals from Portfolio Companies or Portfolio Funds seeking the consent of or voting by holders, and may also be solicited to vote on other matters relating to Fund investments.

The Board has delegated the voting of proxies and exercise of consent and similar rights with respect to securities held in the Fund’s portfolio to the Adviser, pursuant to the Adviser’s proxy voting policies and procedures, subject to oversight by the Adviser. Under these policies, the Adviser will vote proxies, amendments, consents or similar resolutions related to Fund securities in the best interests of the Fund and its Shareholders. The Adviser may also abstain from voting where it determines that abstaining from such vote is in the best interests of the Fund and its Shareholders.

A copy of the Adviser’s proxy voting policies and procedures are attached as Appendix A to this SAI.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available:

●	without charge, upon request, by calling the Fund toll-free at [●]; and
●	on the SEC’s website at www.sec.gov.

You may also obtain a free copy of the Adviser’s proxy voting policies and procedures by calling [●].

Fund Expenses

The Adviser bears all of the ordinary and usual overhead expenses of the Adviser or any of its affiliates (including expenses such as rental payments for its offices) in providing services to the Fund pursuant to the Investment Management Agreement and the salaries or other compensation of the employees of the Adviser or any of its affiliates. As described below, however, the Fund bears all other expenses incurred in the business and operation of the Fund, including any third party charges and out-of-pocket costs and expenses that are related to the organization, business or operation of the Fund.

9

Expenses borne directly by the Fund include, but are not limited to:

●	Corporate, organizational and offering costs relating to the offering of Shares;
●	the cost of calculating the NAV of Shares, including the cost of any third party pricing or valuation services;
●	the cost of effecting sales and repurchases of Shares and other securities;
●	the Management Fee;
●	investment related expenses (e.g., expenses that, in the Adviser’s discretion, are related to the investment of the Fund’s assets, whether or not such investments are consummated), including, as applicable, brokerage commissions and other transaction expenses in connection with the Fund’s purchase and sale of assets, borrowing charges on securities sold short (if any), clearing and settlement charges, recordkeeping, interest expense, line of credit fees, dividends on securities sold but not yet purchased, margin fees, investment-related travel and lodging expenses and research- related expenses;
●	professional fees relating to investments, including expenses of consultants, investment bankers, attorneys, accountants, tax advisors and other experts;
●	fees and expenses relating to software tools, programs or other technology (including risk management software, fees to risk management services providers, third-party software licensing, implementation, data management and recovery services and custom development costs);
●	research and market data (including news and quotation equipment and services, and any computer hardware and connectivity hardware (e.g., telephone and fiber optic lines) incorporated into the cost of obtaining such research and market data);
●	all costs and charges for equipment or services used in communicating information regarding the Fund’s transactions among the Adviser and any custodian or other agent engaged by the Fund;
●	transfer agent and custodial fees;
●	distributor costs (if any);
●	fees and expenses associated with Fund marketing efforts (if any);]
●	federal and any state registration or notification fees;
●	federal, state and local taxes;
●	fees and expenses of the Independent Trustees;
●	the costs of preparing, printing and mailing reports, notices and other communications, including repurchase offer correspondence or similar materials, to Shareholders;
●	fidelity bond, Trustees and officers/errors and omissions liability insurance and other insurance premiums;
●	direct costs such as printing, mailing, long distance telephone and staff;
●	legal expenses (including those expenses associated with preparing the Fund’s public filings, attending and preparing for Board meetings, and generally serving as counsel to the Fund);
●	external accounting expenses (including fees and disbursements and expenses related to the annual audit of the Fund and the preparation of the Fund’s tax information);
●	administrative services, including, but not limited to, recordkeeping, fund accounting, financial reporting, tax, corporate governance, compliance and legal administration services;
●	any costs and expenses associated with or related to due diligence performed with respect to the Fund’s offering of its Shares;
●	costs associated with reporting and compliance obligations under the 1940 Act and applicable federal and state securities laws, including compliance with The Sarbanes-Oxley Act of 2002, as amended;
●	all other expenses incurred by the Fund or the Adviser in connection with administering the Fund’s business; and
●	any expenses incurred outside of the ordinary course of business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding and indemnification expenses as provided for in the Fund’s organizational documents.

Except as otherwise described in this prospectus, the Adviser will be reimbursed by the Fund for any of the costs and expenses which are an obligation of the Fund that the Adviser or an affiliate pays or otherwise incurs on behalf of the Fund, including the costs and expenses described above.

10

Expense Limitation Agreement

The Adviser and the Fund have entered into an Expense Limitation Agreement pursuant to which the Adviser has contractually agreed to waive its Management Fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organization and offering costs, but excluding interest payments, taxes, brokerage commissions, fees and expenses incurred by the Fund’s use of leverage, acquired fund fees and expenses and extraordinary or non-routine expenses, including with respect to reorganizations or litigation affecting the Fund) (the “Operating Expenses”) to the extent necessary to limit the Fund’s Operating Expenses to 3.00% of the Fund’s average daily net assets.. The Adviser may seek recoupment from the Fund of any fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that the recoupment will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the recoupment. The Expense Limitation Agreement will remain in effect at least through [●], 2027, unless and until the Board approves its modification or termination.1

Portfolio Transactions and Brokerage

Subject to policies established by the Board and the terms of the Management Contract, the Adviser is currently responsible for arranging the execution of portfolio transactions on behalf of the Fund. The Adviser anticipates that a substantial portion of the Fund’s purchases of securities will be made directly from the issuer in privately negotiated transactions (e.g., directly from Portfolio Companies and Portfolio Funds). Certain of these transactions may require the Fund to pay a fee or commission to a broker-dealer. The Adviser may also engage broker-dealers and finders to source potential private investments.

The Adviser is also authorized to select broker-dealers to execute Fund transactions in publicly-traded securities. The Adviser is not required and does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of the order, execution capability, trading expertise, accuracy of execution, reputation and integrity, fairness in resolving disputes, financial responsibility and responsiveness. While the Adviser generally seeks reasonable trade execution costs, the Fund will not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, the Adviser may select a broker based partly upon brokerage or research services provided to the Adviser and the Fund. In return for such services, the Adviser may cause the Fund to pay a higher commission than other brokers would charge if the Adviser determines in good faith that the commission is reasonable in relation to the services provided.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund.

As of the date of this SAI, the Fund had not yet commenced investment operations and, therefore, had not incurred any brokerage expenses or paid any brokerage fees.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding Shares of any class of a fund. A “control person” generally is a person who beneficially owns more than 25% of the voting securities of a company or has the power to exercise control over the management or policies of such company. A control person may be able to determine the outcome of a matter put to a shareholder vote.

As of the date of this SAI, the [Adviser] owns 100% of the outstanding Shares of the Fund, and may therefore be deemed to “control” the Fund. This ownership will fluctuate as other investors subscribe for Shares and as the Fund repurchases Shares in connection with the Fund’s periodic repurchase offers.

11

Custodian

[●] (the “Custodian”) serves as the custodian of the assets of the Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub-custodians in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian’s principal business address is [●].

Independent Registered Public Accounting Firm and Financial Statements

Tait, Weller & Baker LLP, located at Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, is the Fund’s independent registered public accounting firm.

The Report of Independent Registered Public Accounting Firm and financial statements for the Fund’s initial seed audit are included as Appendix B to this SAI.

12

Appendix A

PROXY VOTING POLICIES AND PROCEDURES

[To come by Pre-Effective Amendment]

Appendix B

FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

To Management of StartEngine Tech Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the StartEngine Tech Growth Fund, (the “Fund”) as of July 28, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 28, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the management of the Fund. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2026.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 3, 2026

2

StartEngine Growth Tech Fund

Statement of Assets and Liabilities

As of July 28, 2026

ASSETS
Cash	$100,000
Total Assets	$100,000

LIABILITIES
Accrued expenses	-
Total Liabilities	-

NET ASSETS
Fund Capital	$100,000
Total Net Assets	$100,000

FUND SHARE INFORMATION
Fund shares issued and outstanding	5,000 shares
(par value $0.00 per share; unlimited authorized)
Net Asset Value (NAV) per share	$20.00

See accompanying Notes to Financial Statements.

3

StartEngine Growth Tech Fund

Notes To Financial Statement

Note 1 – Organization and Significant Accounting Policies

StartEngine Tech Growth Fund (the “Fund”) was registered on June 16, 2026 as a statutory trust under the laws of the state of Delaware. The Fund is in the process of registering with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as a “tender offer fund” pursuant to Rule 23c-3 of the Investment Company Act of 1940 (the “1940 Act”), as amended.

The Fund’s investment objective is to generate long-term capital appreciation primarily through an actively managed portfolio that provides investors with exposure to private, venture capital investments with a primary focus on mid-to late-stage private growth companies. The Fund will seek to achieve its investment objective through investing primarily in equity securities (e.g., common stock, preferred stock, and equity-linked securities convertible into equity securities) of private, operating growth companies (“Portfolio Companies”) and, to a lesser extent, interests in professionally managed private venture capital funds (“Portfolio Funds”). The Fund anticipates acquiring interests in the Portfolio Companies both directly from the issuer, including through co-investing with venture capital funds and other investors, and from third party holders of these interests in secondary transactions.

StartEngine Advisers LLC, an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). The Fund’s Board of Trustees (the “Board” or “Board of Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

The Fund has been inactive except for matters relating to the Fund’s establishment, designation, registration of the Fund’s shares of beneficial interest (“Shares”) under the Securities Act of 1933 and the sale of 5,000 Shares for $100,000 to the Fund’s Adviser, on July 28, 2026.

Significant accounting policies of the Fund are as follows:

Basis of Presentation

The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”). The policies are in conformity with generally accepted accounting principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Use of Estimates

The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of this financial statement. Actual results could differ from those estimates.

Indemnifications

The Fund indemnifies the Fund’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

4

Cash

Cash includes non-interest bearing non-restricted cash with one institution.

Income Taxes

The Fund intends to elect to qualify to be taxed as a “regulated investment company” as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code, as amended (the “Code”). No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make distributions of income and realized gains sufficient to relieve it from all or substantially all excise and income taxes.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of trustees and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC of the Fund’s registration statement (including the Prospectus and the Statement of Additional Information (“SAI”)), the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational and offering costs as of the date of the accompanying financial statements are estimated to be approximately $25,000.

Management Fee

Pursuant to the Investment Management Agreement between the Fund and the Adviser, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a management fee (the “Management Fee”) equal to 2.50% of the Fund’s average daily net assets.

Expense Limitation

The Adviser and the Fund have entered into an Expense Limitation Agreement pursuant to which the Adviser has contractually agreed to waive its Management Fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organization and offering costs, but excluding interest payments, taxes, brokerage commissions, fees and expenses incurred by the Fund’s use of leverage, acquired fund fees and expenses and extraordinary or non-routine expenses, including with respect to reorganizations or litigation affecting the Fund) (the “Operating Expenses”) to the extent necessary to limit the Fund’s Operating Expenses to 3.00% of the Fund’s average daily net assets. The Adviser may seek recoupment from the Fund of any fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that the recoupment will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the recoupment. The Expense Limitation Agreement will remain in effect at least through [●], 2027, unless and until the Board approves its modification or termination.1

Note 3 – Subsequent Events

In preparing these financial statements, Management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statement.

1 This contractual waiver will continue through one-year anniversary of the effective date of the Fund’s registration statement on Form N-2 (the “Limitation Period”).

5

PART C — OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

(1)	Financial Statements

Part A: None. The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization

Part B: None. The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization

(2)	Exhibits

(a)	Amended and Restated Agreement and Declaration of Trust(1)

(b)	Bylaws of Registrant(1)

(c)	Not applicable

(d)	Refer to Exhibits (a) and (b)

(e)	Form of Dividend Reinvestment Plan(1)

(f)	Not applicable

(g)	Form of Investment Management Agreement(1)

(h)	Not applicable

(i)	Not applicable

(j)	Form of Custody Agreement(1)

(k)	Form of Administrative Services Agreement(1)

(l)	Opinion and consent of Fund legal counsel(1)

(m)	Not applicable

(n)	Consent of independent registered public accounting firm(2)

(o)	Not applicable

(p)	Not applicable

(q)	Not applicable

(r)(1)	Code of Ethics of the Registrant(1)

(r)(2)	Code of Ethics of the Investment Adviser(1)

(r)(3)	Code of Ethics of the Subadviser(1)

(s)	Powers of Attorney(2)

(1)  To be filed by amendment

(2)  Filed herewith

Item 26	Marketing Arrangements

Not applicable.

Item 27.	Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses payable by us in connection with the offering (excluding underwriting discounts and commissions, if any):

SEC Registration fee	$	[●]
Blue sky fees	$	[●]
Printing expenses	$	[●]
Accounting fees and expenses	$	[●]
Legal fees and expenses	$	[●]
Sales and marketing expenses	$	[●]
Total:	$	[●]

Item 28.	Persons Controlled by or Under Common Control with Registrant

None.

Item 29.	Number of Holders of Securities

The following table sets forth the number of record holders of the Registrant’s Shares as of August 8, 2026:

Title of Class	Number of Record Holders
Shares of Beneficial Interest	1

Item 30.	Indemnification

Article V of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides as follows:

5.1           No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

5.2	Mandatory Indemnification.

(a)	The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b)	Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither “interested persons” of the Trust (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c)	The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d)	The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are “disinterested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940) or any other right to which he or she may be lawfully entitled.

(e)	Subject to any limitations provided by the Investment Company Act of 1940 and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

Item 31.	Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser of the Registrant, and each member, director, executive officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, trustee, officer, employee, partner or director, is set forth in the Registrant’s Prospectus in the section titled “Fund Management.”

Item 32.	Location of Accounts and Records

The books, accounts and records of the Registrant required by Section 31(a) under the Investment Company Act of 1940, as amended and the rules promulgated thereunder, are maintained at the office of the Registrant at 4100 West Alameda Ave., 3rd Floor, Burbank, CA 91505.

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

(1)    Not applicable.

(2)    Not applicable.

(3)    Registrant hereby undertakes:

(a)	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (i) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (ii) to reflect in the Prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b)	That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof.

(c)	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(d)	Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)	That for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;

(2)	the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4)

(a)	for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)	for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(5)	Not applicable.

(6)	Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such, indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(7)	The Registrant undertakes to send by first-class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills in the State of California on the 13th day of August, 2026.

StartEngine Tech Growth Fund

By:	/s/ Howard Marks
Howard Marks
Trustee, President, and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following person in the capacities indicated on the 13th day of August, 2026.

Signature	Capacity

/s/ Howard Marks	Trustee, President, and Principal Executive Officer
Howard Marks

/s/ Gordy Jones	Treasurer and Principal Financial Officer
Gordy Jones

/s/ Casey Borman *	Trustee
Casey Borman

/s/ Anthony Ginsberg *	Trustee
Anthony Ginsberg

/s/ Mark Schwartz *	Trustee
Mark Schwartz

* By:	/s/ Jonathan Van Duren
Jonathan Van Duren
Attorney-In-Fact

* Pursuant to Power of Attorney filed herewith.

Exhibit Index

Exhibit	Exhibit Name

(n)	Consent of independent registered public accounting firm

(s)	Powers of Attorney